                                                                FILE NO. 2-27135
                                                               FILE NO. 811-1525

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-3
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                        / / Pre Effective Amendment No.:
                        /X/  Post Effective Amendment No.: 49

                                  /X/  and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                             /X/ Amendment No.: 23

            PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                      PROVIDENT NATIONAL ASSURANCE COMPANY
                          (Name of Insurance Company)

                1 Fountain Square, Chattanooga, Tennessee 37402
          (Address Of Insurance Company's Principal Executive Offices)

   Insurance Company's Telephone Number (including area code): (423)755-1901

                                 Susan N. Roth
                      Provident National Assurance Company
                               1 Fountain Square
                          Chattanooga, Tennessee 37402
                    (Name And Address Of Agent For Service)

Approximate Date of Proposed Public Offering:                        N/A

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to Paragraph (b)
/ /pursuant to Paragraph (b)

/ /60 days after filing, pursuant to Paragraph (a)(i)

/X/on April 30, 1999, pursuant to Paragraph (a)
/ /75 days after filing, pursuant to Paragraph (a)(ii)
/ /on           , pursuant to Paragraph (a)(ii) of Rule 485.

            PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

 PAGE NO. ITEM NO. HEADING IN PROSPECTUS (PART A)
 1                 Cover Page
 2          2      Definitions
 2          3      Synopsis
 6          4      Condensed Financial Information
 7          5      Description of Insurance Company and the
                   Separate Account
 11         6      Management
 12         7      Deductions and Expenses
 15         8      Description of Contracts
 18         9      Annuity Period
 22         10     Death Benefit
 23         11     Purchases and Contract Value
 25         12     Redemptions
 26         13     Taxes
 34         14     Legal Proceedings

                   STATEMENT OF ADDITIONAL
                   INFORMATION (PART B)
                   Cover Page
 1          17     Table of Contents
 3          18     General Information and History of Insurance
                   Company and the Separate Account
 4          19     Investment Objectives and Policies
 6          20     Management
 9          21     Investment Advisory Services
 11         22     Brokerage Allocation
 13         24     Underwriters
 14         27     Financial Statements

PAGE NO.  ITEM NO. OTHER INFORMATION (PART C)
           28(a)   Financial Statements and Exhibits
1          28(b)   List of Exhibits
2          29      Directors and Officers of the Insurance Company
5          30      Persons Controlled by or under Common Control
                   with Registrant
6          31      Number of Contractowners
6          32      Indemnification
6          33      Business and Other Connections of Investment
                   Advisers
6          34      Principal Underwriters
7          35      Location of Accounts and Records
7          36      Management Services
7          37      Undertakings

--------------------------------------------------------------------------------

                                          Provident National Assurance Company
                                           Separate Account B

                                          PROSPECTUS
--------------------------------------------------------------------------------

                             April 30, 1999(R)

CHATTANOOGA, TENNESSEE

423-755-1901

----------------------------------------------------

                           (R)

                                          CHATTANOOGA, TN 37402

                               TABLE OF CONTENTS

Definitions                                                  2
Synopsis                                                     2
Condensed Financial Information                              6
Description of the Company and the Separate Account          7
      A.Investment Policies and Restrictions                 7
      B.Principle Risk Factors                              10
Management                                                  11
Deductions and Expenses                                     12
      A.Sales and Administrative Functions and Expenses     12
      B.Expense and Mortality and Expense Risk Assumptions  14
      C.Brokerage Expenses and Portfolio Turnover           14
General Description of Variable Annuity Contracts           15
Annuity Period                                              18
Death Benefit                                               22
Purchases and Contract Value                                23
Redemptions                                                 25
Federal Tax Status                                          26
Changes in Operation of the Separate Account                34
Legal Proceedings                                           34
Legal Opinion                                               34

                                   PROSPECTUS

            PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B
                           VARIABLE ANNUITY CONTRACTS
                                    SOLD BY
                      PROVIDENT NATIONAL ASSURANCE COMPANY
                          CHATTANOOGA, TENNESSEE 37402
                                  423-755-1901

      This Prospectus describes the following Variable Annuity Contracts ("Contracts") offered by Provident National Assurance Company ("Company"). They are:

    1.   Individual Single Purchase Payment Variable Annuity Contract
         ("Single")
    2. Individual Flexible Installment Purchase Payment Variable Annuity Contracts ("Flexible")
    3.   Individual Variable Annuity Contracts used to fund IRA's ("IRA")
    4.   Individual Variable Annuity Contracts used to fund HR-10 Plans
         ("HR10")
    5. Individual Variable Annuity Contracts used to fund Ind. 403(b) plans ("Ind 403(b)")
    6.   Group Variable Annuity Contracts used to fund 403(b) plans ("Grp
         403(b)")

Note: The public's offering of contracts of Separate Account B and Separate Account C, which was subsequently merged with Separate Account B, was discontinued on February 1, 1984.

No further offering of contracts of the Separate Accounts is made hereby.

The information contained herein is intended solely for the information and use of holders of contracts issued prior to February 1, 1984.

      The purchase payments received pursuant to these contracts are invested in Provident National Assurance Company Separate Account B ("Separate Account"), a separate account of the Company.

      The primary investment objective of the Separate Account is long-term capital growth. The assets of the Separate Account will usually be invested in common stock. From time to time, management may decide to invest in preferred stock and debt obligations. When deemed necessary for defensive purposes, the Separate Account may hold short-term obligations, such as U.S. Government securities and certificates of deposit. The contracts are subject to the risks associated with common stock investment and changing economic conditions. There can be no assurance that the investment objective will be attained.

      This Prospectus sets forth information about the Contracts and the Separate Account that a prospective investor ought to know before investing. A Statement of Additional Information about the Company, the Separate Account and the Contracts has been filed with the Securities and Exchange Commission and is available, without charge, upon written or oral request received by the Company at its Home Office located at 1 Fountain Square, Chattanooga, Tennessee 37402. Please refer to page 36 to examine the Table of Contents of the Statement of Additional Information.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

    Please read this Prospectus carefully and retain it for future reference.

    The date of this Prospectus is April 30, 1999.

    The date of the Statement of Additional Information is April 30, 1999.

                                  DEFINITIONS

Accumulation Unit--an accounting device used to determine the value of a contract before annuity payments begin. The value of the Accumulation Unit varies in accordance with the investment experience of the Separate Account.

Annuitant--the person or persons whose life determines the duration of annuity payments involving life contingencies.

Annuity--a series of payments generally for life or for life with specified minimums.

Annuity Commencement Date--the date on which annuity payments will begin.

Annuity Unit--an accounting device used to determine the amount of annuity payments.

Contract Owner--the person or entity with legal rights of ownership of the annuity contract.

Fixed Annuity--an annuity with payments fixed in amount throughout the annuity period.

Plan--an employer pension plan, profit sharing plan, or annuity purchase plan under which benefits are to be provided by the Variable Annuity Contracts described herein.

Purchase Payments--payments to the Company, after specific deductions, under an annuity contract.

Variable Annuity--an annuity providing for payments varying in amount in accordance with the investment experience of the Separate Account.

                                    SYNOPSIS

                                                                  Ind    Grp
Contract Owner                       Single Flexible IRA  HR10 403(b) 403(b)
Transaction Expenses:
Sales Load Imposed on
 Purchases (as a percentage
 of purchase payments)                 6%      8%     8%   8%   6%     6%
Annual Expenses (as a
 percentage of average net assets):
Management Fees                       .5%     .5%    .5%  .5%   .5%    .5%
Mortality and Expense Risk Fees       .7%     .7%    .7%  .7%   .7%    .7%
                                      ----    ----   ---- ---- ----   ----
Total Annual Expenses                 1.2%    1.2%   1.2% 1.2% 1.2%   1.2%

EXAMPLES

                                                           Single
                                                           ------
                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
If you surrender your contract at the end of
the applicable
time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $71.56 $96.01  $122.34 $197.34
If you annuitize at the end of the applicable
time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $71.56 $96.01  $122.34 $197.34
If you do not surrender your contract:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $71.56 $96.01  $122.34 $197.34

                                                          Flexible
                                                          --------
                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
If you surrender your contract at the end of
the applicable
time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
If you annuitize at the end of the applicable
 time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
If you do not surrender your contract:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
                                                             IRA
                                                             ---
                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
If you surrender your contract at the end of
the applicable
Time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
If you annuitize at the end of the applicable
 time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
If you do not surrender your contract:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
                                                            HR10
                                                            ----
                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
If you surrender your contract at the end of
the applicable
Time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
If you annuitize at the end of the applicable
 time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
If you do not surrender your contract:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $91.32 $115.24 $141.01 $214.42
                                                         Ind. 403(b)
                                                         -----------
                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
If you surrender your contract at the end of
the applicable
Time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $71.56  $96.01 $122.34 $197.34
If you annuitize at the end of the applicable
time period:
 You would pay the following expenses on a
 $1,000
 investment, assuming 5% annual return on
 assets:                                       $71.56  $96.01 $122.34 $197.34
If you do not surrender your contract:
 You would pay the following expenses on a
 $1,000 investment, assuming 5% annual return
 on assets:                                    $71.56  $96.01 $122.34 $197.34

                                                         Grp. 403(b)
                                                         -----------
                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
If you surrender your contract at the end of
the applicable
Time period:
 You would pay the following expenses on a
 $1,000 investment, assuming 5% annual return
 on assets:                                    $71.56 $96.01  $122.34 $197.34
If you annuitize at the end of the applicable
time period:
 You would pay the following expenses on a
 $1,000 investment, assuming 5% annual return
 on assets:                                    $71.56 $96.01  $122.34 $197.34
If you do not surrender your contract:
 You would pay the following expenses on a
 $1,000 investment, assuming 5% annual return
 on assets:                                    $71.56 $96.01  $122.34 $197.34

      The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. This fee table is designed to summarize and illustrate all of the deductions and expenses described on pages 12 and 13 for the contracts offered by this Prospectus. State premium taxes, as described on page 13 may also apply.

General Information:

      The Separate Account is registered under the Investment Company Act of 1940 as an open-end diversified investment company. It is the separate account through which the Company sets aside, separate and apart from its general assets, assets attributable to the variable portion of its variable annuity contracts. Registration under the Investment Company Act of 1940 ("1940 Act") does not involve supervision of management or investment practices or policies by the Securities and Exchange Commission.

      The variable annuity contracts previously offered by the company in the Separate Account include group and individual contracts designed for use in deferred compensation, association, payroll deduction and individual retirement plans, and contracts designed to provide benefits under annuity plans adopted by public school systems and certain tax exempt organizations which qualify for tax deferred treatment under Section 403(b) of the Federal Internal Revenue Code; as an individual retirement or an individual retirement account adopted by an individual pursuant to Section 408 of this Code (IRA's) and individual non-trusteed plans established pursuant to the Self-Employed Individuals Tax Retirement Act of 1962, as amended (HR-10 plans)

      This Prospectus generally describes only the variable portion of contracts issued by the Company, except where fixed accumulation or fixed annuity payments are specifically mentioned. Fixed annuities are funded by the Company's general assets and are not placed in the Separate Account.

      The portion of contract values placed in the Separate Account are subject to the investment risks inherent in any equity investment. These risks include changing economic conditions as well as the risks inherent in management's ability to make appropriate investment choices. There is no guarantee under a variable annuity contract that the variable annuity payments or the accumulation values will equal or exceed total purchase payments.

      All contracts contain the Company's promise that on the annuity commencement date, the contract owner or annuitant may elect to have provided an annuity payable for the lifetime of the annuitant provided the initial monthly annuity payment equals or exceeds $25. If the initial monthly annuity payment would be less than $25, payment shall be made at less frequent intervals or the value of the account shall be distributed in a lump sum as selected by the annuitant. The annuity payment will be based on the contract value and in case of variable annuity payments, will be affected only by the investment performance of the Separate Account and not by adverse mortality experience or by increases in the Company's expenses above those assumed and for which deductions are provided in the contract. Owners of individual contracts and participants in group contracts to which variable accumulation units are credited, have the right to vote on particular questions affecting the management of the Separate Account. (see Voting Rights, page 16)

      Withdrawal or redemption of funds from certain contracts may result in tax penalties. (see Federal Tax Status, page 26)

                        CONDENSED FINANCIAL INFORMATION

Per Accumulation Unit Income and Capital Changes:

                            Year Ended December 31,

                         1998        1997        1996       1995       1994       1993       1992       1991       1990
Investment income      $ 0.10       $ .10       $ .11      $ .13      $ .15      $ .14      $ .12      $ .13      $ .13
Expenses                 0.14         .12         .09        .07        .07        .06        .06        .05        .04
                    ---------   ---------   ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net investment
 income (loss)          (0.04)       (.02)        .02        .06        .08        .08        .06        .08        .09
Net realized and
unrealized gain
(loss) on
investments              3.85        2.96        1.51       1.44       (.32)        54       (.07)      1.22       (.16)
                    ---------   ---------   ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net increase
(decrease) in
contract owners'
equity                   3.81        2.94        1.53       1.50       (.24)       .62       (.01)      1.30       (.07)
Net contract
owners' equity:
Beginning of year       11.38        8.44        6.91       5.41       5.65       5.03       5.04       3.74       3.81
                    ---------   ---------   ---------  ---------  ---------  ---------  ---------  ---------  ---------
End of year            $15.19      $11.38       $8.44      $6.91      $5.41      $5.65      $5.03      $5.04      $3.74
                    =========   =========   =========  =========  =========  =========  =========  =========  =========
Ratio of expenses
to average
contract owners'
equity                   1.07%       1.16%       1.20%      1.21%      1.21%      1.22%      1.21%      1.21%      1.22%
Ratio of net
investment income
(loss) to average
contract owners'
equity                  (0.30%)     (0.16%)      0.30%      0.89%      1.72%      1.39%      1.36%      1.91%      2.34%
Portfolio turnover         11%         25%         28%       101%        70%        57%        35%        42%        58%
Number of
accumulation units
outstanding at end
of year             1,043,607   1,310,831   1,538,926  1,767,394  2,097,793  2,242,809  2,655,895  2,854,559  3,031,469
                         1989
Investment income       $ .12
Expenses                  .04
                    ----------
Net investment
 income (loss)            .08
Net realized and
unrealized gain
(loss) on
investments               .64
                    ----------
Net increase
(decrease) in
contract owners'
equity                    .72
Net contract
owners' equity:
Beginning of year        3.09
                    ----------
End of year             $3.81
                    ==========
Ratio of expenses
to average
contract owners'
equity                   1.21%
Ratio of net
investment income
(loss) to average
contract owners'
equity                   2.36%
Portfolio turnover        104%
Number of
accumulation units
outstanding at end
of year             3,667,660


                       See notes to financial statements

                           DESCRIPTION OF THE COMPANY
                            AND THE SEPARATE ACCOUNT

      Provident National Assurance Company ("Company") is a stock life insurance company organized under the provisions of Chapters 491 and 508 of the 1966 Code of Iowa on June 28, 1967. In accordance with the provisions of the Iowa Insurance Code, Separate Account B was established by the Company on August 21, 1967.

      On November 27, 1974, all of the outstanding shares of stock of the Company were purchased by Provident Life and Accident Insurance Company ("Provident"), Chattanooga, Tennessee. Provident was organized in 1887 under the laws of Tennessee and is engaged in the sale of individual and group life and accident and health insurance in all states (except New York), the District of Columbia, the Dominion of Canada and all Canadian provinces and Puerto Rico.

      On September 29, 1978, the Company changed its domicile from Des Moines, Iowa, to Chattanooga, Tennessee, pursuant to Section 56-202(b) of the Tennessee Code Annotated. As a result of the redomestication, the Company became a Tennessee corporation. The Company and the Separate Account are subject to Tennessee insurance laws and regulations. In early 1996, as the result of corporate restructuring, the Company became a direct wholly-owned subsidiary of Provident Companies, Inc., whose stock is publicly held and traded on the New York Stock Exchange. The Home Office of the Company is located at 1 Fountain Square, Chattanooga, Tennessee.

      Income, gains and losses, whether or not realized, resulting from assets allocated to the Separate Account are, in accordance with applicable variable annuity contracts, credited to or charged against the Separate Account without regard to other income gains or losses of the Company. Under the provisions of Tennessee law, the assets in the Separate Account are not chargeable with liabilities arising out of any other business the Company may conduct. However, obligations arising under the contracts are the obligation of the Company. The Separate Account, though an integral part of the Company, is registered as an open-end diversified management investment company under the Investment Company Act of 1940. Under Tennessee law, regulation of the Company by the Insurance Commissioner of the State of Tennessee includes regulation of the Separate Account. Registration with the Securities and Exchange Commission does not involve supervision of management or investment practices or policies of the Separate Account or the Company by the Commission.

A. Investment Policies and Restrictions

    I.    Fundamental

          The investment policies listed below are, except as noted, fundamental to the Separate Account and may not be changed without prior approval by a vote of a majority of the outstanding voting securities.

            1. The investment objective of the Separate Account is long-term capital growth.

                  To the extent feasible, assets of the Separate Account will be kept fully invested and amounts will be held in cash only (a) temporarily, pending investment in accordance with the investment policy; and (b) to the extent necessary to make normal contract payments.

                  The assets of the Separate Account will usually be invested in a diversified portfolio of equities, which will be primarily common stocks, with such changes as may seem advisable, from time to time, to take into account changes in the outlook for particular industries or companies.

                  There may be times when management feels that conditions are such that continued investment in a portfolio made up primarily of common stocks does not appear to be the best method of seeking the objective of the Separate Account. At such times, a larger proportion of the assets may be invested in preferred stocks, corporate bonds or debentures (which may or may not be convertible into stocks), stock warrants or options (puts or calls), or real estate.

                  Periodically, and in limited amounts, the Separate Account may hold funds in the form of short-term obligations, such as U.S. Treasury Bills, bankers' acceptances, certificates of deposit and commercial paper. This permits a return on cash balances held prior to investment of these funds in securities.

            2. Investments will not be concentrated in particular industries or groups of industries and no more than 25% of the assets of the Separate Account will be invested in any one industry.

            3. The Separate Account does not intend to engage in the purchase and sale of interests in real estate, but reserves freedom of action to do so. However, it will not make any such purchase if the value of any real estate held plus the amount proposed to be acquired (subject to the provisions of policy 10 below) amounts to more than 10% of the value of the Separate Account's assets. The Separate Account may invest in deeds of trust to real estate or marketable interests in real estate investment trusts.

            4. No purchase or sale of commodities or of commodity contracts will be made.

            5. No money will be borrowed.

            6. No loan of funds or other assets will be made, except through the acquisition of a portion of an issue of bonds, debentures or other evidence of indebtedness which are publicly distributed.

            7. No securities of other issuers will be underwritten.

            8. Not more than 5% of the voting securities of any one issuer will be acquired.

            9. No purchase of securities will be made if, as a result of such purchase, more than the greater of $5,000 or 5% of the total value of the assets of the Separate Account will be invested in the securities of any one issuer (other than the United States or its instrumentalities).

            10. The Separate Account will not invest more than 10% of the value of its assets in securities or other investments (including real estate and restricted securities) which are subject to legal or contractual restrictions upon resale or are not otherwise readily marketable.

                  Since the inception of the Separate Account, no purchases of restricted securities have been made. Moreover, management has no current intention of investing in such securities in the future.

            11. No purchase of warrants or options to purchase securities will be made if, as a result of such purchase, more than 2% of the assets of the Separate Account will be invested in such warrants and options.

                  Since the inception of the Separate Account, no purchases of warrants or options have been made. Moreover, management has no current intention of investing in such securities in the future.

            12. Dividends from the net investment income and capital gains distributions of the Separate Account will be retained and reinvested by the Separate Account.

      II.   Other

          The policies and objectives below may be changed by action of the Board of Managers.

            1. All investments of assets of the Separate Account are restricted to those permitted under the regulations adopted by the Tennessee Insurance Commissioner with respect to investments made by segregated variable annuity accounts established by insurance companies. Investments of the Separate Account will be in compliance with the regulations, including the provision that all common stock investments shall be in stock which is listed or admitted to trading on a securities exchange registered under the Securities Exchange Act of 1934 or which is publicly held and has been traded in the over-the-counter market and as to which current stock market quotations are readily available.

            2. So long as the Company is licensed to do variable annuity business in the State of New York, the investment of assets of the Separate Account will be subject to the following restrictions, unless otherwise permitted by New York law: (a) no investment shall be made which will result in the ownership of more than 5% of the total outstanding common stock of any corporation; or (b) not more than 10% of the aggregate value of the assets of the Separate Account shall be invested at any time in common stocks which do not meet the criteria for investments by life insurance companies under New York law.

            3. Purchases will not be made on the margin.

            4. Short sales of securities will not be made.

            5. Limited amounts of securities of one or more investment companies may be acquired up to a maximum of 10%, in the aggregate, of the assets of the Separate Account, provided that no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company will be owned by the Separate Account nor more than 5% of the value of the Separate Account's assets will be invested in such company.

            6. No investments in the securities of a company will be made for the purpose of exercising control of management.

            7. Purchases will be made for investment purposes and not for short-term trading purposes. However, freedom of action is reserved to make such changes in the Separate Account's portfolio as are considered necessary or desirable, including the realization of short-term capital appreciation when appropriate.

            8. No participation will be made in joint or joint and several securities trading accounts.

B. Principle Risk Factors

      The Separate Account invests in a diversified portfolio of common stocks. Common stocks are inherently volatile and their prices may decline substantially at times due to economic, competitive, regulatory, or other factors. In addition, the portfolio's returns may differ materially from its benchmark, the S&P 500 index, due to differences in industry weightings and specific stock weightings. The Separate Account generally invests in mid-to-large capitalization growth stocks and this class of stocks may also perform materially differently from the S&P 500 index for long periods of time due primarily to changes in forecasted relative earnings and interest rates.

      Year 2000 Risks. Certain computer systems may not be able to recognize dates after December 31, 1999. If these computer generated systems are not fixed by that time, it is possible that they could generate erroneous information or shut down. This is known as the "Year 2000 problem." Provident has committed substantial resources in an effort to ensure that its own computer systems continue to function after December 31, 1999. Of course, Provident cannot fix or assess systems that are beyond its control, such as those of public utilities or service providers. If Provident's own systems or the systems of others on which it relies do not function properly after December 31, 1999, the Separate Account could be adversely affected.

      Additionally, the markets for and values of securities in which the Separate Account invests may be hurt by computer failures as of January 1, 1999. Such failures could affect the value of the securities or the trading of those securities. For example, improperly functioning computer systems could result in securities trading settlement problems, liquidity issues, production issues for individual portfolio companies, and overall economic uncertainties. Individual portfolio companies may incur increased costs in making their own systems Year 2000 compliant. The combination of increased market uncertainty and increased costs could mean that Year 2000 issues would adversely affect the portfolio investments of the Separate Account.

                                   MANAGEMENT

      The property and business of the Separate Account are managed by a Board of Managers selected by the owners of the contracts to which variable accumulation units are credited. A majority of the Separate Account's three managers are not deemed to be "interested persons" of the Separate Account or the Company as defined in the 1940 Act.

      The Board of Managers has the following responsibilities and duties:

    a) to select and approve annually an independent certified public accountant;

    b) to execute and approve annually an agreement providing for sales and administrative services;

    c) to execute and approve annually an agreement providing for investment advisory services;

    d) to recommend any changes in the fundamental investment policies of the Separate Account; and

    e) to authorize all investments of the assets of the Separate Account in accordance with the fundamental investment policies of the Separate Account, and to submit semi-annual and annual reports to the contract owners.

      Pursuant to a written agreement, the Company currently acts as Investment Adviser and Administrative Manager of the Separate Account and also assumes certain expenses and mortality and expense risks in connection with the variable annuity contracts.

      As Investment Adviser, the Company continuously provides the Board of Managers with an investment program and recommendations on the purchase and sale of investments. The Company also places orders for purchases and sales. The Company is guided by the investment policies and restrictions promulgated by the Board of Managers of the Separate Account. Moreover, the Board reviews all actions taken by the Investment Adviser with regard to investments.

      The Investment Adviser receives a monthly fee from the Separate Account equal to approximately 0.50% on an annual basis. No part of the investment advisory fees are derived from the sales and administrative expense fees described below.

      The investment advisory agreement was last approved on March 12, 1999 by the Board of Managers. Contract owners of the Separate Account last approved the investment advisory agreement on April 12, 1977. Amendments to the agreement were submitted to and approved by the contract owners on April 11, 1978.

      The Separate Account is the sole client for whom the Company provides investment advisory services.

      The Investment Advisory Agreement allows the Company to employ, at its own expense, an Investment Sub-Adviser. An Investment Sub-Advisory Agreement between the Company and PRIMCO went into effect on June 25, 1998. PRIMCO is registered with the Securities and Exchange

Commission as an investment adviser. Its principal offices are located at 1 Fountain Square, Chattanooga, Tennessee 37402. PRIMCO is a Tennessee limited liability company organized in October 1997. It is owned by Provident Companies, Inc. and two of its subsidiaries, Provident Life and Accident Insurance Company and The Paul Revere Life Insurance Company. Its predecessor was The Paul Revere Investment Management Company, with whom it was merged in 1997. The managers of PRIMCO are officers of the Company. The personnel employed by PRIMCO consist primarily of individuals who previously worked for Provident Companies, Inc., or its insurance subsidiaries. Thus, the same personnel who has provided investment services to the Company and the Separate Account will continue to do so, but they are employed by a different legal entity.

      As well as providing investment management services to the Provident companies, PRIMCO also provides investment management services to other insurance companies. As of December 31, 1998, PRIMCO had over $18 billion in assets under management.

      Under the Sub-Advisory Agreement, PRIMCO, subject to the supervision of the Company and the Board of Managers of the Separate Account, is responsible for providing investment advisory services to the Company for the Separate Account in accordance with investment objectives and guidelines provided by the Company. In providing these services, PRIMCO is authorized to buy, sell, exchange, convert and otherwise trade in securities in the portfolio, and place orders for the execution of such transactions with or through such brokers, dealers, or issuers as it selects. PRIMCO will provide the Company with a value of the portfolio on a daily basis. PRIMCO will provide such reports to the Company and the Board of Managers as are reasonably required, and will attend meetings of the Board of Managers on a quarterly basis.

      The Company will pay PRIMCO compensation in the amount of .15% per annum, based on the average market value of the Separate Account as of the last business day of each calendar month in the quarter. The fee will be payable quarterly by the Company.

                            DEDUCTIONS AND EXPENSES

A. Sales and Administrative Functions and Expenses

      I. General

      The Company acts as principal underwriter and provides all sales and administrative services in connection with the contracts and the Separate Account. The Company deducts a sales and administrative expense fee to cover these services as set forth below.

      As a consequence of an Asset Transfer and Acquisition Agreement entered into by Provident Companies, Inc., et al. and American General Corporation, et al., dated as of December 8, 1997, The Variable Annuity Life Insurance Company became the Administrator of the Separate Account pursuant to the Separate Account Administrative Services Agreement entered into with VALIC in June 1998. The change in Administrator does not result in any changes in administrative and sales fees.

      Administrative expense includes such items as fees and expenses of the Board of Managers, salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, custodian fees, printing, office equipment, stationery and plan administration cost. The charge for administrative expense is designed only to reimburse the Company for its actual administrative expense, and the Company does not expect to recover from the charge or any modification thereof any amount above its accumulated expenses in administering the contracts.

      When applicable, a deduction will be made for premium taxes imposed by some states or municipalities. These taxes currently range from .5% to a maximum of 3.5%.

      II. Tax Qualified Contracts

      Under contracts subject to Sections 401, 403(b) and 408 of the Code, the annuity purchase rates and the deductions for sales and administrative expenses, the investment advisory fee and the contingency fees, as contained in the contracts when issued, will be applicable to cumulative purchase payments made under the contract up to $100,000. Purchase payments made thereafter may be made only upon approval by the Company and will be subject to terms and conditions as required by the Company, but in no event will fees and expenses exceed those applied to purchase payments up to $100,000. The group contracts may not be modified during the first contract year.

      Under the individual contract used to fund IRA's and HR-10 plans, the Company deducts a sales and administrative fee of 8.0% from each purchase payment (of which 7.0% is for sales expense and 1.0% is for administrative expense).

      Under the individual or group contract used to fund plans qualifying under Section 403(b) of the Code, the Company deducts sales and administrative expense fees in accordance with the following schedule:

     Cumulative                                     Portion                 Portion For
     Purchase              Percentage               For Sales               Administrative
     Payment               Deduction                Expense                 Expense
     ----------            ----------               ---------               --------------
     First $10,000         6.0%                     5.0%                    1.0%
     Balance               4.0%                     3.0%                    1.0%

      III.Non Tax Qualified Contracts

      Under non tax qualified single purchase payment variable annuity contracts, the sales and administrative expense fee is calculated as follows:

     Single                                         Portion                 Portion For
     Purchase              Percentage               For Sales               Administrative
     Payment               Deduction                Expense                 Expense
     --------              ----------               ---------               --------------
     First $25,000         6.0%                     4.5%                    1.5%
     Next $25,000          5.0%                     4.0%                    1.0%
     Next $25,000          3.0%                     2.5%                    0.5%
     Balance               2.0%                     1.5%                    0.5%

      Under non tax qualified flexible installment purchase payment variable annuity contracts, the sales and administrative expense fee is calculated as follows:

     Single                                         Portion                 Portion For
     Purchase              Percentage               For Sales               Administrative
     Payment               Deduction                Expense                 Expense
     --------              ----------               ---------               --------------
     First $25,000         8.0%                     7.0%                    1.0%
     Next $25,000          6.0%                     5.0%                    1.0%
     Next $25,000          5.0%                     4.0%                    1.0%
     Balance               4.0%                     3.0%                    1.0%

      IV. Underwriting Agreement

      The Company furnishes sales and administrative services to the Separate Account pursuant to a written agreement which was last approved on March 12, 1999 by the Board of Managers of the Separate Account, including a majority of members who are not parties to the Agreement nor interested persons of such party, at a meeting called for the purpose of voting on such approval. The Agreement was last submitted to and approved by the contract owners on April 12, 1977.

B. Expense and Mortality and Expense Risk Assumptions

      Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Separate Account, the payments will not be affected by (a) the Company's actual expenses, if greater or lesser than the deductions provided for in the contract, or (b) the Company's actual mortality experience among annuitants after retirement.

      The Company provides an expense assurance by assuming the risk that the administrative fee may be insufficient to cover the actual administrative costs.

      The Company also assumes the risk that actual mortality of annuitants may be less than was assumed in calculating the annuity rates. The contingent mortality assurance provided by the Company under the contracts is the Company's contractual obligation to continue to make monthly annuity payments, determined in accordance with the annuity tables and other provisions contained in the contracts, to each annuitant regardless of how long he lives and regardless of how long all annuitants as a group live. This obligation assures an annuitant that neither his longevity nor an improvement in life expectancy generally will have any adverse effect on the monthly annuity payments he will receive under the contract and relieves the annuitant from the risk that he will outlive the funds which he has accumulated for retirement. The assurance is based on the Company's actuarial determination of expected mortality rates among annuitants. If the future proves that the Company's actuarial determination of expected mortality rates among annuitants was erroneous because, as a group, their longevity is longer than anticipated, the Company must provide amounts from its general funds to fulfill its contractual obligation. In that event, the Company may incur a loss. Conversely, if longevity among annuitants is lower than anticipated, a gain may result to the Company. The Company also provides a minimum death benefit.

      For providing expense assurances and for the assumption of the mortality risks, a charge of .70% on an annual basis is deducted from the current net asset value of the Separate Account per valuation day.

C. Brokerage Expenses and Portfolio Turnover

      PRIMCO has responsibility for placing orders for the purchase and sale of portfolio securities of the Separate Account under the Investment Sub-Advisory Agreement. With respect to such purchases and sales, the primary objective is to obtain the most favorable prices and execution of orders on behalf of the Separate Account. With respect to transactions executed in the over-the-counter market, PRIMCO will deal only with principal market makers unless more favorable prices are otherwise available.

      PRIMCO does not expect to use any one particular broker or dealer but, subject to obtaining the best prices and executions, brokers who provide statistical information and supplemental research to PRIMCO for pricing and appraisal services utilized by PRIMCO may receive orders for transactions. It is not possible to determine the exact value of such statistical information and supplemental research provided to PRIMCO. Such information and research is used by PRIMCO for the benefit of all its investment accounts and no allocation of services or the costs therefore is made nor is such an allocation possible.

      The advisory fee paid by the Company to PRIMCO will not be reduced as a consequence of PRIMCO's receipt of brokerage and research services. To the extent that the Separate Account's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Separate Account will exceed those that might otherwise be paid by an amount which cannot be determined. Such services are useful and of value to PRIMCO in serving both the Separate Account and other clients and conversely such service obtained by placement of brokerage business of other clients would be useful to PRIMCO in carrying out its obligations to the Separate Account. While such services are not expected to reduce the expenses of PRIMCO, through the use of the services, PRIMCO avoids the additional expense which would be incurred if it should attempt to develop comparable information through its own staff. Stated as a percentage of gross purchase payments received, brokerage commissions aggregated 6% for the year-ended December 31, 1999.

      The Separate Account will purchase securities for long-term capital growth and not for short-term trading purposes, although in certain circumstances (such as during periods of pronounced market instability) it may sell securities held for a short period if considered necessary or desirable. Accordingly, the Separate Account's annual rate of turnover ordinarily will not exceed 50%. In 1999, the portfolio turnover rate was 11%.

               GENERAL DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

      The Company is registered with the Securities and Exchange Commission as a broker dealer and is a member of the National Association of Securities Dealers, Inc. The public offering of contracts of the Separate Account was discontinued on February 1, 1984. No further offering of contracts of the Separate Account is made hereby.

      The information contained herein is intended solely for the information and use of holders of contracts issued prior to February 1, 1984.

Types of Contracts

      An individual contract is offered for IRA's, nontransferable deferred annuities and individual non-trusteed HR-10 plans. The contracts offered for use in plans qualifying under Section 403(b) of the Code are an individual contract, under which the contract owner and annuitant are the same, and a group contract under which a master contract is issued to the employer who is the contract holder and which covers all participating employees, each of whom receives a certificate which summarizes the provisions of the master group contract and evidences his participation in the contract.

      Single purchase payment variable annuity contracts and flexible installment purchase payment variable annuity contracts, each available only on an individual basis are also offered. Purchase payments under flexible purchase payment variable annuity contracts may be made at such intervals as desired, but are usually made on an annual, semi-annual, quarterly or monthly basis.

Voting Rights

      Contract owners will have the right to vote at annual meetings of contract owners on the following matters:

    1. Initial approval of and any amendment to an investment advisory agreement or sub-advisory agreement;

    2. Ratification of the selection of independent public accountants for Separate Account B;

    3. Election of members to the Board of Managers of Separate Account B;

    4. Any change in the fundamental investment policies of Separate Account B or other policies requiring contract owners' approval (see Investment Policies and Restrictions, I. Fundamental, page 7); and

    5. The transaction of such other business as may properly come before the meeting.

      The number of votes which a contract owner may cast prior to the time annuity payments begin is equal to the dollar value of the accumulation units in the variable portion of his contract as of the record date, each dollar of value representing one vote and each fraction of a dollar of value representing a like fraction of a vote. Contract values will be rounded to the nearest cent to determine the total vote a contract owner may be entitled to cast. After annuity payments begin, a contract owner or annuitant may cast one vote for each dollar and a fraction of a vote for each fraction of a dollar (rounded to the nearest cent) of the value of the valuation reserves maintained by the Company in Separate Account B with respect to the annuitant under the contract, pursuant to the Tennessee Insurance Code and regulations thereunder. Once annuity payments begin, the total number of votes which the annuitant may cast will generally decrease during the payment period.

      The determination of the number of votes to be cast will be made as of a date (record date) within 90 days prior to the meeting of contract owners, and the contract owner will receive at least 20 days written notice of the meeting and of the number of votes to which he is entitled. The contract owner will be entitled to vote only if he was the owner on the record date and on the date of the meeting.

Combined Fixed and Variable Benefits

      In addition to fully variable benefits, the contracts permit purchase payments (in increments of 10%) to be applied to provide all, only a portion or none of the benefits as variable annuity accumulations with the balance (which is not held in Separate Account B) being applied to provide fixed-dollar annuity accumulations.

Transfers Between Accounts

      The contract owner may direct the transfer of the value of all or a portion of the accumulation units between the fixed-dollar annuity portion of the contract and the variable annuity portion. Such transfers shall not be permitted more often than once each contract year. Such transfers shall be effected without the imposition of additional sales and administrative expense charges.

Assignment

      In general, assignment of a contract or an annuitant's account is not permitted. No assignment shall be binding on the Company until it is received by the Company at its Home Office in Chattanooga, Tennessee.

Contract Modifications

      The contracts provide that the sales and administrative fees, the annuity purchase rates, the investment advisory fee and the contingency fees, as contained in the contract when issued, will be applicable for cumulative purchase payments up to $100,000. In addition, modifications to these provisions may not be made to the group contract during the first contract year. Payments in excess of $100,000 under any contract may be made only upon approval by the Company and will be subject to such terms and conditions as are required by the Company at that time however, in no event will fees and expenses exceed those applied to purchase payments up to $100,000. Contract owners or annuitants not covered prior to any modification will be subject to these terms and conditions.

      The contract owner, in the case of an individual contract, or the contract holder, in the case of a group contract, and the Company may by agreement in writing change the terms of the contract in order to conform to the requirements of Sections 401, 403(b) or 408 of the Code or such section or sections as may from time to time revise or replace Sections 401, 403(b) or 408, or where applicable, to permit the deduction of contributions made by the contract owner under Section 404 of the Code or such section or sections as may from time to time revise or replace Section 404. The changes may be made retroactive to the effective date of the contract or to any date thereafter.

      The Company further reserves the right to unilaterally effect such changes in the contract as may be required by any federal, state or other body which may have jurisdiction over the provisions of the contract.

Inactive Annuitant's Account

      In the case of the group contract, if the contract is terminated or the annuitant ceases to be employed by the contract holder, the annuitant may:

    A. Elect to have the value of his individual account transferred to an individual annuity contract on a form then regularly issued by the Company under which benefits and provisions are most nearly similar to those provided by the certificate issued under this contract;

    B. If he is at least 50 years of age, elect commencement of an annuity under one of the annuity options described on page 19;

    C. If he becomes an eligible annuitant under a similar contract issued by the Company, elect to transfer the value of his individual account to a certificate issued under such contract;

    D. Elect to receive the termination value of his individual account in a single sum; or

    E. Elect to rollover the termination value into an IRA.

      In the event no election is made within 90 days of the cessation of purchase payments, (A) will automatically take effect.

      If the annuitant ceased to have purchase payments remitted by the contract holder, but remains in his employ, he shall be deemed an inactive annuitant until such time as purchase payments are resumed, annuity payments commence or the account is surrendered.

Experience Rating

      The Company may make a determination of actual sales and administrative costs applicable to each group contract on an annual basis. If such calculation is made and the actual costs exceed the amount deducted for sales and administrative expense, no additional deduction is made from the value of the contract. If, however, the amount deducted for such expense exceeds actual costs, the Company may at its discretion allocate all, a portion or none of such excess as an experience rating credit. To date, the Company has not experience rated any contract.

                                 ANNUITY PERIOD

      The variable annuity payments to the annuitant are determined on the basis of (a) the mortality table specified in the contract which reflects the age and sex of the annuitant and the type of annuity payment option selected, and (b) the investment performance of Separate Account B. The dollar amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in the Company's expenses in excess of the sales and administrative expenses provided for in the contract. The dollar amount of the payments will, however, reflect investment gains and losses and investment income of Separate Account B occurring both before and after retirement, and thus the payments will vary with the investment experience of Separate Account B.

Election of Retirement Date and Form of Annuity

      Annuity payments will begin on the date and under the annuity options as provided for in the contract.

      When not specified in the plan (except an individual retirement annuity and an individual retirement account), the date on which annuity payments are to begin and the form of the options chosen are to be elected in writing at least 30 days prior to the date annuity payments are to begin. The date may be the first of any month between the annuitant's 50th and 75th birthdays. (To avoid penalties for premature distributions to an owner-employee under an HR-10 plan, or with respect to an IRA, the date selected must be no earlier than age 59 1/2.) The option may be any of those shown below.

      A participant under an IRA or an owner-employee under an HR-10 plan must elect to begin receiving benefits before the end of the tax year in which he reaches age 70 1/2 or become subject to a Code requirement that his entire interest be distributed in a lump sum. If no such election to begin receiving benefits is made by persons participating in plans qualifying under Section 403(b) of the Code, benefits will be payable beginning at age 65 under the second option (as described below) with 120 monthly payments guaranteed.

      No election of any option for any payee may be made under these contracts unless such election will produce a first monthly payment of at least $25 to that payee. If a combination benefit is elected, no election may be made unless the first monthly payment from each account would be $25 to the payee. If, at any time, any payment to be made to any payee in either account becomes less than $25 the Company shall have the right to change the frequency of payments to such intervals as will result in the payment of at least $25 per account per payment.

Optional Annuity Forms

      Option 1--Life Annuity. An annuity payable monthly during the lifetime of
      ----------------------
the annuitant, ceasing with the last payment due prior to the death of the annuitant. This option offers the maximum level of monthly payments since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died prior to the third annuity payment date, etc.

      Option 2--Life Annuity with 120 or 180 Monthly Payments Guaranteed. An
      ------------------------------------------------------------------
annuity payable monthly during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant but with the assurance that if, at the death of the annuitant, payments have been made for less than 120 or 180 months as elected, annuity payments will be continued during the remainder of said period to the designated beneficiary. The beneficiary may elect to receive the present value of such remaining guaranteed payments in a lump sum at any time. If the beneficiary dies while receiving annuity payments, the present value of the then current dollar amount of the remaining guaranteed number of annuity payments will be paid in a lump sum to the estate of the beneficiary, or to the contingent beneficiary if one has been selected.

      Option 3--Unit Refund Life Annuity. An annuity payable monthly during the
      ----------------------------------
lifetime of the payee, ceasing with the last payment due prior to the death of the payee; provided that at the death of the payee, the beneficiary will receive an additional payment of the then dollar value of a number of annuity units equal to the excess, if any, of (a) over (b) where (a) is the total dollar amount applied under the option divided by the annuity unit value at the date of commencement of annuity payments, and (b) is the number of annuity units represented by each monthly payment multiplied by the number of monthly payments made. For example, if $20,000 were applied on the annuity commencement date to the purchase of the annuity under this option, the annuity unit value on that date was $2, the number of annuity units represented by each monthly annuity payment was 61, fifteen installments were made prior to the date of death and the value of an annuity unit on the date of the annuitant's death was $2.10, the amount paid to the beneficiary would be:

                [$20,000-(61)(15)] X $2.10,
                ------------------
                        $2

      which would be (10,000-915) X $2.10 or 9,085 X $2.10 or $19,078.50.

      Option 4--Joint and Last Survivor Annuity. An annuity payable monthly
      -----------------------------------------
during the joint lifetime of the annuitant and a designated second person and thereafter during the remaining lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor. It would be possible under this option for the annuitants to receive only one annuity payment if both die prior to the due date of the second annuity payment, two if they died prior to the third annuity payment date, etc.

      Option 5--Payments for a Designated Period. An amount payable monthly for
      ------------------------------------------
a number of years selected which may be from 1 to 30 years.

      Option 6--Payments of a Specified Dollar Amount. Fixed payments of a
      -----------------------------------------------
specified dollar amount (not less than $75 per $1,000 of termination value) until the amount of such value is exhausted.

      Option 7--Interest Income. The termination value is left on deposit with
      -------------------------
the Company in its General Account and interest is paid thereon at the rate of 3% per year, with interest payments being made annually, semi-annually, quarterly or monthly, as requested. Principal is paid on request in the manner
described under Surrender for Redemption, page   .

      Under individual retirement annuity and individual retirement account plans, Options 2, 3 and 4 above are restricted by Section 408 of the Code to require that anticipated payments under these options not exceed the life expectancy of the annuitant or the life expectancy of the annuitant and the annuitant's spouse. Under such plans, Option 4 is available only for the annuitant and the annuitant's spouse.

      If one of the first four options is elected, the person electing the option may further elect to have the termination value, less any premium taxes then payable, applied to provide a variable annuity, a fixed-dollar annuity or a combination of both. When a transfer of accumulation units from one account to another is required, such request must be received by the Company at least one year prior to the annuity commencement date. Transfers from the General Account to Separate Account B and from Separate Account B to the General Account shall be effected without the imposition of additional sales or administrative expense fees. Selection of Options 5, 6 and 7 would result in a loss of mortality assurance charges which have been paid during the accumulation period and annuity periods since none of these options are based on the life of the annuitant. Upon election of Option 7, which is available only on a fixed dollar basis, funds attributable to an annuitant's interest in Separate Account B are transferred to the Company's General Account. All of the other options are available on a fixed, variable or combined fixed and variable basis.

      These options are available on a fixed, variable or a combined fixed and variable basis. Subject to agreement by the Company and compliance with Code requirements, arrangements may be made for a form of annuity on a variable or fixed annuity basis other than those set forth above.

Determination of Amount of First Monthly Annuity Payment

      The amount of the first monthly payment will be determined by the termination value of the contract, the form of annuity selected and the sex and adjusted age of the annuitant.

      The termination value of the contract or a participant's account is determined by multiplying the value of an accumulation unit as of the close of business on the fifth valuation day immediately preceding the date the first annuity payment is due, by the number of accumulation units credited to the annuitant as of the former date. The termination value will be reduced by any state premium taxes then payable. When imposed, such premium taxes currently range from 0.5% to 3.5%.

      The contracts contain tables indicating the dollar amount of the first monthly payment under each optional form of annuity for each $1,000 of the termination value of the contract and a formula for determining the adjusted age. These are determined from the Progressive Annuity Table which assumes births in the year 1900 and a net investment return of 3 1/2% per annum. The first monthly annuity payment is determined by multiplying the termination value of the contract or account (expressed in thousands) by the amount of the first monthly payment per $1,000 of value, in accordance with the tables in the contract.

      The contracts contain a provision that the first monthly payment will not be less than 103% of the first monthly payment available under a then currently issued single purchase payment annuity, if a single purchase payment were made equal to the value which is being applied under the contract to provide annuity benefits. This provision assures the annuitant that if, at retirement, the annuity rates then applicable to new single purchase payment annuity contracts are significantly more favorable than those provided in this contract, he will be given the option of selecting the new annuity rates. In the case of the variable annuity, any such changes in annuity purchase rates would be based upon changes in mortality and expense experience and not upon changes in the assumed investment return.

Assumed Investment Return

      The assumed investment return in the annuity purchase rates for both the contracts is 3 1/2%. Subject to the agreement of the Company, the contract owner may select an assumed investment return rate up to the maximum permitted by state law or regulation. The assumed investment return is used to determine the first monthly payment. It should not be inferred that such rate of return will bear any relationship to the actual net investment experience of the Separate Account. The maximum rate currently permitted by the Company is 6%.

      The variable annuity payment will remain level during periods when the net investment return is equal to the assumed investment return, increase during periods when the net investment return exceeds the assumed investment return and decrease during periods when the net investment return is less than the assumed investment return. An assumed investment return greater than 3 1/2% would produce a higher initial variable annuity payment but a more slowly rising series of subsequent payments in a period during which the value of the annuity units in increasing or a more rapidly falling series of subsequent payments in a period during which the value of the annuity unit is decreasing. An assumed investment rate of less than 3 1/2% (not available under these contracts) would have the opposite effect.

Determination of Amount of Second and Subsequent Monthly Annuity Payments

      The amount of the first monthly variable annuity payment (as determined above) is divided by the value of an annuity unit as of the close of business on the fifth valuation day immediately preceding the date on which the payment is due, to determine the number of annuity units represented by the first payment. The number of annuity units remains fixed during the annuity period and in each subsequent month the dollar value of the variable annuity payment is determined by multiplying this fixed number of annuity units by the then value of an annuity unit (as of the close of business on the fifth valuation day before payment) calculated as set forth below.

Illustration of Determination of Annuity Payments

      Assume an annuitant on the date of his retirement has 40,000 accumulation units credited to the contract or account and that the value of an accumulation unit on the fifth valuation day prior to the annuity commencement date is $1.150000 producing a total value of $46,000. Assume also that the annuitant elects an option for which the table in his contract indicates the first monthly payment is $6.57 per $1,000 of value applied. The annuitant's first monthly payment would then be 46 multiplied by $6.57 or $302.22.

      Assume further that the annuity unit value as of the close of business on the fifth valuation day immediately preceding the date on which the first annuity payment is made is $1.100000. By dividing this into the first monthly payment of $302.22, the number of annuity units represented by that payment is determined to be 274.745. The value of this same number of annuity units will be paid in each subsequent month.

      Assume further that the annuity unit value as of the close of business on the fifth valuation day immediately preceding the date on which the second monthly payment is due is $1.105000. The second monthly payment is then determined by multiplying the fixed number of annuity units (274.745) by the current annuity unit value ($1.105000) which produces a second monthly payment of $303.59.

Value of an Annuity Unit

      The value of an annuity unit was established at $1.00 on December 1, 1967, and for any date thereafter is determined in the same manner as is the value of an accumulation unit except that the result of each such daily determination is multiplied, in the case of the annuity unit, by a factor of
 .999861, to neutralize the assumed net investment return of 3 1/2% per annum already built into the annuity tables contained in the contract, thus preventing the crediting of "double interest". Similar adjustments are made for assumed investment returns other than 3 1/2%. For example, if on a given valuation day, Separate Account B had investment income of $4,000, net realized capital gains of $6,000 and net unrealized capital losses of $3,000, and on the preceding valuation day the value of an annuity unit was $1.150000 and the total value of the asset of Separate Account B was $5,000,000, the value of an annuity unit on that day would be $1.151555 X .999861, or $1.151395 (compare Value of an Accumulation Unit, page 23).

      In determining the value of the assets of Separate Account B each security included on the New York Stock Exchange-Composite Transactions is valued at the last reported sale price next preceding valuation. If there has been no sale on such day, then the value of such security is taken to be the average between the reported bid and asked prices at the time as of which the value is being ascertained. Any security not traded on a securities exchange but traded in the over-the-counter market is valued at the last quoted bid price. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Managers.

                                 DEATH BENEFIT

      In the event the annuitant dies during the accumulation period and upon receipt of proof of death by the Company, a death benefit will be payable equal to the greater of (a) the termination value of his fixed and variable individual accounts or (b) 100% of the total purchase payments (before any deductions therefrom) made under the contract.

      If one or more partial surrenders occurred prior to the death of the annuitant, then the total purchase payments made on his behalf will, for purposes of calculating the minimum death benefit, be reduced in the same proportion as the number of accumulation units cancelled bears to the number of accumulation units credited to the contract prior to such partial surrender(s).

      In lieu of payment in one sum, the contract owner may elect that the death benefit be applied under any one of the Optional Annuity Forms described below to provide annuity payments to the beneficiary. If the contract owner has not made such an election, the beneficiary may do so after the death of the annuitant. The contract owner or the beneficiary, whichever selects the optional method of settlement, may designate contingent beneficiaries to receive any further amounts due should the first beneficiary die before completion of the specified payments.

     Under an IRA, if the annuitant dies before receiving the entire interest under his contract, or if the distribution has commenced to the annuitant's spouse and such spouse dies before the entire interest has been distributed, then the remaining interest must, within five years after the death of the annuitant or annuitant's spouse, be (1) distributed to the annuitant's beneficiary or the annuitant's spouse's beneficiary or (2) used to purchase an immediate annuity for such beneficiary which will be payable for the life of said beneficiary or a term certain not extending beyond the life expectancy of said beneficiary.

     The manner in which the annuity payments to the beneficiary are determined and in which they may vary from month to month are the same as applicable to the annuitant as described under Annuity Period, below.

                         PURCHASES AND CONTRACT VALUE

Purchase Payments

     The usual minimum purchase payment for an annuitant under contracts used to qualify under Section 403(b) of the Code is $10. The usual maximum issue age is 60, but inclusion of annuitants at higher ages will be considered under certain circumstances. In the case of IRA's, the minimum purchase payment is $50 and the minimum anticipated purchase payments must equal at least $600 annually. In all other cases minimum payment requirements, if any, are specified in the respective plans.

Crediting Accumulation Units

     During the period prior to the time annuity payments begin, the Company receives purchase payments, deducts the sales and administrative expense fees, together with such premium taxes as may be applicable, and credits the balance of the purchase payment to the contract in accumulation units (see Sales and Administrative Functions and Expenses, page 12). The number of accumulation units credited is determined by the valuation of an accumulation unit next computed after the purchase payment is received. If a purchase payment accompanies an application, the Company will, within five business days, either (a) process and accept the application, issue the contract or certificate and credit the accumulation units; or (b) reject the application and return the purchase payment.

     The value of a contract or an individual's account, at any time during the accumulation period, can be determined by multiplying the number of accumulation units credited to such contract or account by the current accumulation unit value. Each contract owner will be advised periodically of the number of accumulation units credited to the contract, the current accumulation unit value and the total value of the contract.

Value of an Accumulation Unit

     Accumulation units are valued for each day on which the New York Stock Exchange is open.

      The value of an accumulation unit was established at $1.00 on October 1, 1967. This value is redetermined on each valuation day, as follows: the net increase or decrease, expressed as a percentage, in the value of the securities and other assets in Separate Account B for that day, resulting from investment income, realized and unrealized capital gains and losses, and the daily deductions for the investment advisory fee and for the contingency fees, is applied to increase or decrease the value of an accumulation unit as determined on the preceding valuation day. For example, if on a given valuation day Separate Account B had an investment income of $4,000, net realized capital gains of $6,000 and net unrealized capital losses of $3,000, and on the preceding valuation day the value of an accumulation unit was $1.150000 and the total value of the assets of Separate Account B was $5,000,000, the value of an accumulation unit on that day would be

      $1.150000 plus      $4,000 + $6,000 - $3,000
                                   $5,000,000    -.0000481

      X $1.150000, or

      $1.150000 + (.001400-.000048) X 1.150000; which would be

      $1.150000 + $.001555, or $1.151555.

      The value of a contract varies with the performance of the investments of Separate Account B and there is no assurance that such value will equal or exceed the purchase payments made.

      In determining the value of the assets of Separate Account B each security included on the New York Stock Exchange-Composite Transactions is valued at the last reported sale price next preceding valuation. If there has been no sale on such day, then the value of such security is taken to be the average between the reported bid and asked prices at the time as of which the value is being ascertained. Any security not traded on a securities exchange but traded in the over-the-counter market is valued at the last quoted bid price. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Managers. The Company reserves the right to make valuations at times when the New York Stock Exchange is closed, but in no event will valuation be performed more often than 253 times per calendar year. When the New York Stock Exchange is closed, securities or other assets are valued at fair value as determined in good faith by the Board of Managers.

Suspension of the Group Contract

      The group contract provides for suspension on any contract anniversary if the contract owner fails to consent to a modification as provided for in the contract. Effective with such suspension, no new annuitants may be covered, but further purchase payments will be accepted as they apply to annuitants covered prior to such suspension.

                                  REDEMPTIONS

      At any time during the accumulation period and prior to the commencement of annuity payments: (a) for contracts used in IRA's the annuitant may surrender the contract for redemption; (b) for contracts under HR-10 plans, the annuitant may surrender the contract for redemption to the extent permitted in the plan; and (c) for contracts used in plans qualifying under Section 403(b) of the Code, an annuitant may surrender the contract or certificate for redemption. Contracts under which a variable annuity is paid for a fixed period of time may be partially or wholly redeemed. Surrender for redemption is effected by sending a written request for surrender to the Company accompanied by the contract or certificate. There is no charge or fee for surrender for redemption.

      When surrendering a contract or certificate for redemption, an annuitant may avail himself of the following options:

    A. If the annuitant is at least 50 years of age, the termination value (as determined below) may be used to provide annuity payments beginning immediately under the selected option (but see Federal Tax Status, page 26, as to IRA's and HR-10 plans);

    B. Without regard to the age of the annuitant, a lump sum payment may be received in an amount equal to the termination value. The termination value is computed by the Company (as of the close of business on the day on which the notice of intent to surrender for redemption, together with the contract or certificate is received at the Home Office of the Company, or if that day is a holiday, or if the notice is received after the close of business on the New York Stock Exchange, on the next valuation day) by multiplying the number of accumulation units credited to the annuitant by the value of an accumulation unit at that time. Payment of the termination value will be made within seven days after the notice to surrender for redemption, together with the contract or certificate, is received at the Home Office of the Company. The right of redemption or the date of payment upon redemption may be postponed only at times when the New York Stock Exchange is closed (other than for holidays or weekends), or in the event the Securities and Exchange Commission determines either that trading on the New York Stock Exchange is restricted or that an emergency has been determined by the Securities and Exchange Commission to exist, or for such other periods as the Securities and Exchange Commission may by order permit.

      In addition, when permitted by the plan and/or the provisions of the Code, a portion of the termination value of the contract or participant's account may be surrendered subject to the following limitations:

    A. No more than one such partial surrender for redemption may be allowed on behalf of any annuitant in any one contract year; and

    B. No partial surrender for redemption will be permitted as a result of which the current value of the accumulation units remaining in the contract falls below $10.

      For IRA's if annuity payments have not commenced prior to the close of the annuitant's tax year in which he attains age 70 1/2, then, not later than the close of such tax year, the Company will distribute in one sum to the annuitant the annuitant's entire interest in the contract.

                               FEDERAL TAX STATUS

What are some of the federal tax consequences which affect these contracts?

A. General

      SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

      It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I commencing on page 32 is based on the Company's understanding of existing federal income tax laws as they are currently interpreted.

B. Taxation of the Company and the Separate Account

      The separate account is taxed as part of the Company which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), Accordingly, the separate account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the separate account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of an Accumulation Unit," page
23). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

      No taxes are due on interest, dividends and short-term or long-term capital gains earned by the separate account with respect to qualified or non-qualified contracts.

C. Taxation of Annuities--General Provisions Affecting Purchasers Other than Qualified Retirement Plans

      Section 72 of the Code governs the taxation of annuities in general.

1.  Non-Natural Persons, Corporations, Etc.

      Section 72 contains provisions for contract owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the contract as an agent for a natural person. There is an exception from current inclusion for certain annuities held in tax-qualified retirement arrangements, certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated tax-qualified retirement plan and certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

      If the contract owner is not an individual, the primary annuitant shall be treated as the contract owner for purposes of making distributions which are required to be made upon the death of the contract owner. If there is a change in the primary annuitant, such change; shall be treated as the death of the contract owner.

2. Other Contract Owners (Natural Persons).

      A contract owner is not taxed on increases in the value of the contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a contract) or as annuity payments under the settlement option elected.

      The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

a.    Distributions Prior to the Annuity Commencement Date.

      i. Total premium payments, less amounts received which were not includable in gross income equal the "investments in the contract" under Section 72 of the Code.

      ii. To the extent that the value of the contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

      iii. Any amount received or deemed received prior to the annuity commencement date (e.g., upon a partial surrender) is deemed. to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c., below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

      iv. The receipt of any amount as a loan under the contract or the assignment or pledge of any portion of the value of the contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

      v. In general, the transfer of the contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

      b.   Distributions After Annuity Commencement Date.

           Annuity payments made periodically after the annuity commencement date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the annuity commencement date (the "exclusion ratio").

      i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the annuity commencement date, any additional payments (including surrenders) will be entirely includable in gross income.

      ii. If the annuity payments cease by reason of the death of the annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the annuity commencement date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the annuitant.

      iii. Generally, nonperiodic amounts received or deemed received after the annuity commencement date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

      c.   Aggregation of Two or More Annuity Contracts.

       Contracts issued after October 21, 1988, by the same insurer (or affiliated insurer) to the same contract owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity contract for the purpose of determining the taxation of distributions prior to the annuity commencement date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. The Company believes that for any annuity subject to such aggregation, the values under the contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the annuity commencement date. Withdrawals will first be treated as withdrawals of income until all of the income from all such contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

      d.   10% Penalty Tax--Applicable to Certain Withdrawals and Annuity
Payments.

      i. If any amount is received or deemed received on the contract (before or after the annuity commencement date), the Code applies a penalty tax equal to 10% of the portion of the amount includable in gross income, unless an exception applies.

      ii. The 10% penalty tax will not apply to the following distributions (Exceptions vary based upon the precise plan involved):

           1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

           2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

           3. Distributions attributable to a recipient's becoming disabled.

           4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's beneficiary).

             5. Distributions of amounts which are allocable to the
                "investment in the contract" prior to August 14, 1982, (see next subparagraph e.).

    e. Special Provisions Affecting Contacts Obtained through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased prior to August 14, 1982.

       If the contract was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the annuity commencement date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract," and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent: that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange contracts are generally subject to the rules described in this subparagraph 3.

      f. Required Distributions

      i. Death Of Contract Owner Or Primary Annuitant

         Subject to the alternative election or spouse beneficiary provisions in ii. or iii., below:

      1. If any contract owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

      2. If any contract owner dies before the annuity commencement date, the entire interest in the contract will be distributed within five years after such death; and

      3. If the contract owner is not an individual, then for purposes of
         1. or 2., above, the primary annuitant under the contract shall be treated as the contract owner, and any change in the primary annuitant shall be treated as the death of the contract owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

      ii. Alternative Election to Satisfy Distribution Requirements

         If any portion of the interest of a contract owner described in i., above, is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

      iii. Spouse Beneficiary

           If any portion of the interest of a contract owner is payable to or for the benefit of his or her spouse, and the annuitant or contingent annuitant is living, such spouse shall be treated as the contract owner of such portion for purposes of section i., above.

3. Diversification Requirements.

      Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on the annual increases in cash value.

      The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall he treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

      The Company monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. The Company intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

4. Ownership of the Assets in the Separate Account.

      In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner for tax purposes. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, could cause the contract owner to be treated as the owner of the assets for tax purposes.

      Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 do not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, the Company does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it. is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a contract owner could be considered the owner of the assets for tax purposes. The Company reserves the right to modify the contracts as necessary, to prevent contract owners from being considered the owners of the assets in the separate accounts.

D. Federal Income Tax Withholding

      The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405, of the Code, The application of this provision is summarized below:

      1. Non-Periodic Distributions.

        The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to the Company, the Company will automatically withhold 10% of the taxable distribution.

      2. Periodic Distributions (distributions payable over a period greater than one year).

      The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions, unless the recipient elects otherwise. A recipient may elect not to have income taxes withheld or to have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E. General Provisions Affecting Qualified Retirement Plans

      The contract may be used for a number of tax-qualified retirement plans. If the contract is being purchased with respect to some form of tax-qualified retirement. plan, please refer to Appendix I, commencing an page 32, for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  Annuity Purchases By Nonresident Aliens And Foreign Corporations

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                   Appendix I
              Information Regarding Tax-Qualified Retirement Plans

      The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions, and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the contract by a qualified plan. Contract owners, plan participants, and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the contract. Some qualified plans are subject to distribution and other requirements which are not incorporate into the Company's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisers as to specific tax consequences.

A. Tax-Qualified Pension or Profit-Sharing Plans

      Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501 (a) of the
Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Employers intending to use these contracts in connection with such plans should seek competent tax and other legal advice.

B. Tax Sheltered Annuities Under Section 403(b)

      Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c) (3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $10,000 or 20% of the employee's "includable compensation" for his most recent full year employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

      Tax-sheltered annuity programs under Section 403(b) are subject to a prohibition against distributions from the contract attributable to contributions made pursuant to a salary reduction agreement unless such distribution is made:

    (1) after the participating employee attains age 59 1/2;

    (2) upon separation from service;

    (3) upon death or disability; or

    (4) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

      Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.

C. Individual Retirement Annuities Under Section 408

      Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that. may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis to an IRA.

D.  Tax Penalties

      Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

  1. Premature Distribution

      Distributions from a qualified plan before the participant attains age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age
55. For these purposes "life annuity" means a scheduled series of substantially equal periodic payments for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary).

  2. Minimum Distribution Tax

      If the amount distributed is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      An individual's interest in a tax-qualified retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five
(5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the participant and a designated beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

      If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

      If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

3. Withholding

      In general, distributions from IRAs are subject to regular wage withholding rules.

      Periodic distributions from other tax-qualified retirement plans that are made for a specified period of ten years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and the beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions, unless the recipient elects otherwise. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

      Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

        (1) the non-taxable portion of the distribution;

        (2) required minimum distributions; or

        (3) direct transfer distributions.

     Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Section 401 (a) (31) of the Code.


                  CHANGES IN OPERATION OF THE SEPARATE ACCOUNT

      The Company reserves the right, subject to compliance with applicable law, (1) to operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law, (2) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act and (3) to substitute the shares of any other registered investment company for the Fund shares held by the Separate Account, in the event that Fund shares are unavailable for Separate Account investment, or if the Company shall determine that further investment in such fund shares is inappropriate in view of the purpose of the Separate Account. In no event will the changes described above be made without notice to contract owners in accordance with the 1940 Act.

      The company reserves the right, subject to compliance with applicable law, to change the name of the Separate Account.

                               LEGAL PROCEEDINGS

      There are no material legal proceedings pending to which the Company or the Separate Account is a party or of which property of either of them is subject.

                                 LEGAL OPINION

      Legal matters relating to Federal securities laws applicable to the contracts as well as all matters relating to Federal income tax laws and the insurance laws of Tennessee and other states in which contracts have been offered, have been passed upon by Susan N. Roth, Vice President and Secretary of the Company.

                      STATEMENT OF ADDITIONAL INFORMATION

                 TO BE USED WITH APRIL 30, 1999 PROSPECTUS
            PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B
                           VARIABLE ANNUITY CONTRACTS
                                    SOLD BY
                      PROVIDENT NATIONAL ASSURANCE COMPANY
                  Chattanooga, Tennessee 37402 (423) 755-1901

      This Statement of Additional Information should be used to supplement information provided by the April 30, 1999 Prospectus, which describes Variable Annuity Contracts ("Contracts") offered by Provident National Assurance Company ("Company").

      This Statement of Additional Information is not a Prospectus. The Statement of Additional Information should be read with the Prospectus. The Prospectus sets forth information about the contracts and the Provident National Assurance Company Separate Account B ("Separate Account") that an investor ought to know. The Prospectus may be obtained, without charge, upon written or oral request received by the Company at its Home Office located at 1 Fountain Square, Chattanooga, Tennessee 37402. Please refer to the Table of Contents for a cross-reference index to the Prospectus.

  The date of this Statement of Additional Information is April 30, 1999

               The date of the Prospectus is April 30, 1999

                               TABLE OF CONTENTS

 General Information and History
 of the Company and
 the Separate Account.......................................................   1
 Investment Objectives and Policies.........................................   2
 Management:
 Board of Managers of the
 Separate Account...........................................................   4
 Directors and Principal Officers
 of the Company.............................................................   4
 Remuneration of the Board of Managers......................................   6
 Remuneration of the Directors
 and Principal Officers of the Company......................................
                                                                               6
 Election of the Board of Managers..........................................   6
 Investment Advisory Services
 Investment Advisory Agreement..............................................   7
 Sales and Administrative Services Agreement................................
                                                                               7
 Investment Sub-Advisory Agreement..........................................   7
 Ownership and Control......................................................   8
 Brokerage Allocation.......................................................   9
 Underwriters...............................................................  11
 Report of Independent Auditors.............................................
 Financial Statements of the Separate Account...............................
 Report of Independent Auditors.............................................
 Financial Statements of Provident National Assurance Company...............

                             WHERE THIS INFORMATION
                              CAN BE FOUND IN THE
                                   PROSPECTUS
                               TABLE OF CONTENTS

General Information and History
of the Company and
the Separate Account........................................................   1
Investment Objective and Policies...........................................   2
Management:
 Board of Managers of the
Separate Account............................................................   4

Investment Advisory Services:
 Investment Advisory Agreement..............................................   7
 Sales and Administrative
Services Agreement..........................................................   7
 Investment Sub-Advisory Agreement..........................................   8
Brokerage Allocation........................................................   9
Annuity Payments............................................................  20
Purchase and Pricing of Contracts...........................................  23

                       GENERAL INFORMATION AND HISTORY OF
                              THE COMPANY AND THE
                                SEPARATE ACCOUNT

      The Company serves as insurer and principal underwriter, and as investment adviser to the Separate Account. Provident National Assurance Company ("Company") is a stock life insurance company organized under the provisions of Chapters 491 and 508 of the 1966 Code of Iowa on June 28, 1967. In accordance with the provisions of the Iowa Insurance Code, the Separate Account was established by the Company on August 21, 1967.

      On November 27, 1974, all of the outstanding shares of stock of the Company were purchased by Provident Life and Accident Insurance Company ("Provident"), Chattanooga, Tennessee. Provident was organized in 1887 under the laws of Tennessee and is engaged in the sale of individual and group life and accident and health insurance in all states (except New York), the District of Columbia, the Dominion of Canada and all Canadian provinces and Puerto Rico.

      On September 29, 1978, the Company changed its domicile from Des Moines, Iowa, to Chattanooga, Tennessee, pursuant to Section 56-202(b) of the Tennessee Code Annotated. As a result of the redomestication, the Company became a Tennessee corporation. The Company and the Separate Account are subject to Tennessee insurance laws and regulations. In early 1996, as the result of corporate restructuring, the Company became a direct wholly-owned subsidiary of Provident Companies, Inc., whose stock is publicly held and traded on the New York Stock Exchange. The Home Office of the Company is located at 1 Fountain Square, Chattanooga, Tennessee.

      Under the provisions of Tennessee law, the assets in the Separate Account are not chargeable with liabilities arising out of any other business the Company may conduct. The Separate Account, though an integral part of the Company, is registered as an open-end diversified management investment company under the Investment Company Act of 1940. Under Tennessee law, regulation of the Company by the Insurance Commissioner of the State of Tennessee includes regulation of the Separate Account. Registration with the Securities and Exchange Commission does not involve supervision of management or investment practices or policies of the Separate Account or the Company by the Commission.

      The Company is taxed as a life insurance company under Sub-Chapter L of the Internal Revenue Code. Although the operations of the Separate Account are accounted for separately from other operations of the Company for purposes of federal taxation, the Separate Account is not separately taxed as a regulated investment company or otherwise as a taxable entity separate from the Company. Under existing federal income tax laws, the income (consisting primarily of interest, dividends and net capital gains) of the Separate Account, to the extent that it is applied to increase reserves under variable annuity contracts, is not taxable to the Company.

      The Rules and Regulations of the Separate Account provide for a three-member Board of Managers, members being elected at annual meetings for one-year terms. A majority of the Board of Managers will not be "interested persons" as defined in Section 2(a) of the 1940 Act.

      Investment custodial services are provided through an agreement between the Company and Chase Manhattan Bank, N.A., 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245. The Separate Account's independent certified public accountant is Ernst & Young LLP, 300 Krystal Bldg., One Union Square, Chattanooga, Tennessee 37402.

      A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts and the Separate Account discussed in the Prospectus. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus. Statements contained in the Prospectus concerning the content of the contracts and legal instruments are only summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

      The laws and regulations of the states in which the Company is licensed contain various requirements as to the amounts of stockholder's equity which the Company is required to maintain. The Company's statutory capital and surplus of $56,690,000 and $74,214,000 as of December 31, 1998 and 1997,
respectively, is in compliance with the requirements of all such states. The Company is subject to various state insurance regulatory restrictions that limit the maximum amounts of dividends available for payment without prior approval. Under current law, during 1999, approximately $6,023,000 will be available for payment of dividends by the Company without state insurance regulatory approval. Dividends in excess of this amount may only be paid with regulatory approval. Statutory net income loss for 1998, 1997 and 1996 was $3,091,000, $7,036,000, and $(2,808,000) respectively. The Company declared and paid dividends to its parent, Provident Companies, Inc. of $11,719,000 in 1998, $10,000,000 in 1997, and $10,336,000 in 1996.

      The public offering of contracts of the Separate Account was discontinued on February 1, 1984. No further offering of the contracts of the Separate Account is made hereby.

                       INVESTMENT OBJECTIVES AND POLICIES

      The primary investment objective of the Separate Account is long-term capital growth. The assets of the Separate Account will usually be invested in a diversified portfolio of equities, which will be primarily common stocks, with such changes as may seem advisable, from time to time, to take into account changes in the outlook for particular industries or companies.

      There may be times when management feels that conditions are such that continued investment in a portfolio made up primarily of common stocks does not appear to be the best method of seeking the objective of the Separate Account. At such times, a larger proportion of the assets may be invested in preferred stocks, corporate bonds or debentures (which may or may not be convertible into stocks), stock warrants or options (puts or calls), or real estate.

      Periodically, and in limited amounts, the Separate Account may hold funds in the form of short-term obligations, such as U.S. Treasury Bills, bankers' acceptances, certificates of deposit and commercial paper. This permits a return on cash balances held prior to investment of these funds in securities.

      As the contracts are subject to the risks associated with common stock investments and changing economic conditions, there can be no assurance that the investment objective will be attained. Please refer to the Prospectus for a description of all fundamental and non-fundamental investment policies.

      Fundamental investment policies may not be changed without the approval of a majority in interest of the owners of annuity contracts to which variable accumulation units are credited. A majority in interest of the owners of variable annuity contracts means the vote of (a) 67% or more of the vote of the contract owners present and entitled to vote at the meeting, if contract owners who hold with the power to vote over 50% of the variable accumulation units outstanding are present or represented by proxy; or (b) more than 50% of the variable accumulation units outstanding, whichever is less. Non-fundamental investment policies may be changed by a vote of the Board of Managers.

Changes in the Separate Account's investments are reviewed by the Board of Managers. The aggregate portfolio turnover rates for the years 1998, 1997 and 1996 were 11%, 25% and, 28%, respectively.

                                   MANAGEMENT

A. Board of Managers of the Separate Account

      The property and business of the Separate Account are managed by a Board of Managers elected by the owners of contracts to which variable accumulation units are credited. A majority of the Separate Account's three managers, namely Messrs. Blaine and Law, are not deemed to be "interested persons" of the Separate Account or the Company as defined in the Investment Company Act of 1940 ("1940 Act").

                                         Principal Occupations During Past 5
 Name and Address                    Age Years
 David G. Fussell*                    51 Chairman of the Board; Vice President,
 1 Fountain Square                       Securities, Provident Companies, Inc.,
 Chattanooga, TN 37402                   Provident Life and Accident Insurance
                                         Company, Provident Life and Casualty
                                         Insurance Company

 Henry E. Blaine #                    69 Board Member; President, Chief
 2418 90th Street, N.W.                  Operating Officer, Chief Financial
 Bradenton, Florida 34209                Officer and Member of the Board,
                                         Bedminster Bio Corp.; B & B
                                         Enterprises, Partner

 H. Grant Law, Jr. #                  52 Board Member; President, Newton
 213 W. Fleetwood Drive                  Chevrolet, Inc.; President, Newton
 Lookout Mountain, TN 37350              Oldsmobile--GMC Truck Mitsubishi, Inc.

 * NOTE: Interested person of the Separate Account as that term is defined in the Investment Company Act of 1940.

 #    NOTE: Member: Audit Committee

B. Directors and Principal Officers of the Company

      The following table shows the names, addresses, and principal occupations of all directors and principal executive officers of the Company as of December 31, 1998.

 Name and Address   Age Principal Occupation
 J. Harold Chandler  49 Chairman, President and Chief Executive Officer, the
                        Company; Chairman, President and Chief Executive
                        Officer, and Director, Provident; Director, AmSouth
                        Bancorporation; Director, Herman Miller, Inc.;
                        Director, Healthsource, Inc.

 Thomas R. Watjen    44 Vice Chairman and Chief Financial Officer, and
                        Director, the Company; Vice Chairman and Chief
                        Financial Officer, Provident

 Robert O. Best      49 Executive Vice President, and Chief Information
                        Officer/Client Services, the Company; Provident

 F. Dean Copeland    60 Executive Vice President and General Counsel, the
                        Company; Provident

 Name and Address                    Age Principal Occupation
 Thomas B. Heys, Jr.                  52 Executive Vice President,
                                         Institutional Sales, the Company;
                                         Provident

 Peter C. Madeja                      40 Executive Vice President, the Company;
                                         Executive Vice President, Provident;
                                         President and CEO of GENEX Services,
                                         Inc.

 Ralph A. Rogers, Jr.                 50 Senior Vice President and Treasurer,
                                         the Company; Provident

 Robert Greving                       47 Senior Vice President and Actuary, the
                                         Company; Provident

 Vicki W. Corbett                     46 Vice President and Controller, the
                                         Company; Provident

 Susan N. Roth                        40 Secretary, the Company; Provident

 William L. Armstrong                 62 Director, the Company; Chairman of
                                         Ambassador Media Corporation; Chairman
                                         of Cherry Creek Mortgage Company,
                                         Inc.; Chairman of El Paso Mortgage
                                         Company; Chairman of Centennial State
                                         Mortgage Company; Chairman of Frontier
                                         Real Estate, Inc.; Chairman of
                                         Frontier Title, LLC; Chairman of
                                         Transland Financial Services, Inc.;
                                         Director, Storage Technology
                                         Corporation; Director, Helmerich and
                                         Payne, Inc.

 William H. Bolinder                  55 Director, the Company; Chairman,
                                         Zurich Insurance Company; Chairman,
                                         Zurich Group

 Charlotte M. Heffner                 61 Director, the Company; Trustee of The
                                         Maclellan Foundation

 Hugh B. Jacks                        64 Director, the Company; President,
                                         Potential Enterprises, Inc.

 Hugh O. Maclellan, Jr.               59 Director, the Company; President, The
                                         Maclellan Foundation; Director,
                                         SunTrust Bank; Director, Covenant
                                         Transport

 A.S. (Pat) MacMillan                 55 Director, the Company; Chief Executive
                                         Officer, Team Resources, Inc.;
                                         Trustee, the Maclellan Foundation

 C. William Pollard                   60 Director, the Company; Chairman of the
                                         Board, The ServiceMaster Company;
                                         Director, Herman Miller, Inc.;
                                         Director, Coro, Inc.

 Name and Address       Age Principal Occupation
 Scott L. Probasco, Jr.  70 Director, the Company; Chairman, Executive
                            Committee, SunTrust Bank; Director, Chattem, Inc.;
                            Director, SunTrust Banks, Inc.; Director, Coca Cola
                            Enterprises

 Steven S. Reinemund     51 Director, the Company; Chairman and Chief Executive
                            Officer, Frito-Lay, Inc; Director, PepsiCo.;
                            Director, The ServiceMaster Company

 Burton E. Sorensen      69 Director, the Company; Director, The ServiceMaster
                            Company

C. Remuneration of the Board of Managers

      The Separate Account is responsible for payment of fees and expenses of the members of the Board of Managers as well as expenses for audit of the Separate Account. All other expenses or services relative to the operation of the Separate Account are paid for by the Company for which it deducts certain amounts from purchase payments and from the Separate Account (See Prospectus, page 12). Members of the Board of Managers who are also active or retired officers, directors or employees of the Company do not receive any fees from the Separate Account. These members are deemed to be interested persons and receive direct remuneration or an indirect benefit as active or retired officers and/or stockholders of the Company. The total aggregate remuneration paid by the Separate Account to all members of the Board of Managers for the fiscal year ended December 31, 1998 was $4,000. This amount represents consideration paid for attendance at meetings of the Board of Managers. Reimbursement for expenses incurred may also be made if and when applicable.

                               COMPENSATION TABLE

      (1)              (2)              (3)             (4)               (5)

                                 Pension or
                                 Retirement                       Total Compensation
                 Aggregate       Benefits Accrued Estimated       From Registrant
Name of Person,  Compensation    As Part of Fund  Annual Benefits and Fund Complex
Position         From Registrant Expenses         Upon Retirement Paid to Directors

David G.
 Fussell               $0               $0              $0                $0
Chairman

Henry E.
 Blaine              $2,000             $0              $0              $2,000
Member

H. Grant
 Law, Jr.            $2,000             $0              $0              $2,000
Member

D. Election of the Board of Managers

      The Board of Managers of the Separate Account is elected annually by the owners of contracts for which reserves are maintained in the Separate Account. Under the terms of the 1940 Act, the Separate Account must have a Board of Managers, not more than sixty-percent of the members of which are deemed to be "interested persons" of the Separate Account or its Investment Adviser/Principal Underwriter as defined in the 1940 Act. Two members of the Board of Managers whose terms continue, namely Mr. Blaine and Mr. Law, are not deemed to be "interested persons" as defined in the 1940 Act.

                          INVESTMENT ADVISORY SERVICES

Investment Advisory Agreement

      The Company currently serves as investment adviser to the Separate Account pursuant to an Investment Advisory Agreement, which was approved by contract owners on February 3, 1998. The agreement must be renewed each year by a majority of the Separate Account's Board of Managers who are not parties to the agreement or interested persons of any such party.

      Under the agreement, the Company agrees to provide "investment advisory services" to the Separate Account. In that connection, it is required specifically to provide the Board of Managers continuously with an investment program for its approval or rejection and, if rejected, to submit another program for consideration.

      Pursuant to the agreement, the Company is responsible for all duties related to the investment, reinvestment and safekeeping of the assets of the Separate Account and for all expenses attributable to performing its investment advisory services, including costs of compensating officers and employees of the Company connected with providing investment advisory services to the Separate Account.

      In connection with the Company's obligations under the agreement, the Company bears the cost of all services and expenses attributable to the maintenance and operation of the Separate Account (other than costs relating to the administration and distribution of the variable annuity contracts, which are provided for in the current Sales and Administration Agreement for the Separate Account). These costs include, among other things: fees paid to PRIMCO pursuant to the Investment Sub-Advisory Agreement between the Company and PRIMCO as described below; fees required by federal and state securities regulatory authorities and the National Association of Securities Dealers, Inc.; costs of maintaining the books and records of the Separate Account; outside legal, accounting, actuarial and other professional costs; costs of determining the net asset value of the Separate Account; and other out-of-pocket expenses relating to the Separate Account, including salaries, rent, postage, telephone, travel, office equipment and stationery. All brokerage commissions and other fees relating to purchases and sales of investments for the Separate Account are paid out of the assets of the Separate Account.

      For its advisory services to the Separate Account under the agreement, the Company charges an amount which equals, on an annual basis, 0.50% of the average daily net asset value of the Separate Account. This charge is paid weekly by the Separate Account. At December 31, 1998, the net asset value for the Separate Account was $15.19. For the fiscal years ended December 31, 1998, 1997 and 1996, the Company received fees under the agreement aggregating $75,117, $72,873, and $67,237, respectively.

Sales and Administrative Services Agreement

      The Company also acts as principal underwriter and performs administrative functions pursuant to a Sales and Administrative Services Agreement between the Company and the Separate Account dated August 21, 1967 and amended on February 21, 1979.

      As a consequence of an Asset Transfer and Acquisition Agreement entered into by Provident Companies, Inc., et. al. and American General Corporation, et. al., dated as of December 8, 1997,

The Variable Annuity Life Insurance Company became the Administrator of the Separate Account pursuant to the Separate Account Administrative Services Agreement dated May 15, 1998 between the Company and The Variable Annuity Life Insurance Company. The change in Administrator will not result in any changes in administrative and sales fees.

      Under the agreement, the Company acts as principal underwriter and performs administrative functions relative to variable annuity contracts, receiving as compensation the sales and administration charge deducted from purchase payments as described in the Prospectus. The total sales and administration charges received by the Company in 1998, 1997 and 1996 were $1,107, $1,293, and $1,507, respectively.

      The Company also received $105,163, $102,022, and $94,131, from the Separate Account during 1998, 1997 and 1996, respectively, as its charge for assuming the mortality and expense risks under its variable annuity contracts, this representing a charge on each valuation date of an amount which, on an annual basis, equals .70% of the average daily net asset value of the Separate Account as permitted under the Sales and Administrative Services Agreement. At the present time the Company believes there are no statutory or regulatory limitations on the expenses that may be deducted from the Separate Account, but the Company assures that all expense deductions, other than for taxes, will not exceed 2% annually based upon the average daily net asset value of the Separate Account.

Investment Sub-Advisory Agreement

      Under the Investment Advisory Agreement between the Separate Account and the Company, the Company is specifically authorized to employ one or more sub-advisers in connection with the services to be performed and obligations to be assumed by the Company. Pursuant thereto, the Company entered into an Investment Sub-Advisory Agreement ("Sub-Agreement") with PRIMCO which was approved by a majority of contract owners on June 25, 1998. The Sub-Advisory Agreement is subject to the same terms for approval, renewal and termination as the Agreement itself.

      Under the Sub-Advisory Agreement, PRIMCO, subject to the supervision of the Company and the Board of Managers of the Separate Account, is responsible for providing investment advisory services to the Company for the Separate Account in accordance with investment objectives and guidelines provided by the Company. In providing these services, PRIMCO is authorized to buy, sell, exchange, convert and otherwise trade in securities in the portfolio, and place orders for the execution of such transactions with or through such brokers, dealers, or issuers as it selects. PRIMCO provides the Company with a value of the portfolio on a daily basis. PRIMCO provides such reports to the Company and the Board of Managers as are reasonably required and attends meetings of the Board of Managers on a quarterly basis.

      For providing such investment sub-advisory services, the Company pays PRIMCO compensation in the amount of .15% per annum, based on the average market value of the Separate Account as of the last business day of each calendar month in the quarter. The fee is payable quarterly by the Company.

      PRIMCO is a Tennessee limited liability company organized in October 1997. It is owned by Provident Companies, Inc. and two of its subsidiaries, Provident Life and Accident Insurance Company ("Provident Life") and The Paul Revere Life Insurance Company ("Paul Revere Life").

PRIMCO is registered with the SEC as an investment adviser. Its principal offices are located at 1 Fountain Square, Chattanooga, Tennessee 37402. Its predecessor was The Paul Revere Investment Management Company, with whom it was merged in 1997. The managers of PRIMCO are also officers of the Company. The members of the Board of Governors of PRIMCO are officers of the Company. The personnel employed by PRIMCO consist primarily of individuals who were previously employed in the investment operations of Provident Companies, Inc. or its insurance subsidiaries. Thus, the same personnel who has provided investment services to the Company and to the Separate Account will continue to do so, but they are employed by a different legal entity.

      As well as providing investment management services to the Provident companies, PRIMCO also provides investment management services to other insurance companies. As of December 31, 1998, PRIMCO had over $15 billion in assets under management.

Ownership and Control

      As of December 31, 1998, the members of the Board of Managers of the Separate Account and the directors and principal officers of the Company as a group, through their ownership of individual variable annuity contracts, owned beneficially and of record no units.

                              BROKERAGE ALLOCATION

      PRIMCO, a sub-adviser to the Company, selects the securities for purchase and sale by the Separate Account. Changes in the Separate Account's investments are reviewed by the Board of Managers.

      The Company has no set formula for the distribution of brokerage business in connection with the placing of orders for the purchase and sale of investments. The primary consideration in placing portfolio security transactions with broker/dealers is execution at the most favorable prices and in the most effective manner possible.

      PRIMCO attempts to achieve this result by selecting broker/dealers to execute portfolio transactions on behalf of the Separate Account and its other clients on the basis of their professional capability, the value and quality of the brokerage services and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but prices include a dealer's markup or markdown), PRIMCO normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of such securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time soliciting dealer fees may be available to PRIMCO on the tender of Separate Account portfolio securities in so-called Tender or Exchange Offers. Such soliciting dealer fees will be, in effect, recaptured for the Separate Account by PRIMCO to the extent possible. At present no other recapture agreements are in effect. Brokerage business is not allocated based on the sale of variable annuity contracts.

      Under the Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, PRIMCO may cause the Separate Account to pay a broker/dealer who provides brokerage and research services to the Separate Account and to PRIMCO, an amount of commission for effecting a securities transaction for the Separate Account in excess of the amount other broker/dealers would have charged for the transaction. PRIMCO may do this if it determines in good faith that the greater commission is reasonable in relation to the value of the brokerage research services provided by the executing broker/dealer viewed in terms of either a particular transaction or PRIMCO's overall responsibility to the Separate Account or to its other clients. Not all such services are useful or of value in advising the Separate Account.

      The term "broker and research services" includes advice as to the value of the securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities.

      It also includes furnishing analysis reports and reports concerning issues, industries, securities, economic factors, trends, portfolio strategies, performance of accounts, as well as effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

      Although commissions paid on every transaction will, in the judgment of PRIMCO, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker/dealer might charge may be paid to broker/dealers who were selected to execute transactions on behalf of the Separate Account and PRIMCO's other clients.

      This could occur, in part, when a broker/dealer provides advice as to the availability of securities or purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

      Broker/dealers may be willing to furnish statistical research and other factual information or services ("research") to PRIMCO for no consideration other than brokerage and underwriting commissions. Securities may be bought or sold through such broker/dealers but, at present, unless otherwise directed by the Separate Account, a commission higher than one charged, will not be paid to such a firm solely because it provided such "research" to PRIMCO.

      PRIMCO's investment management personnel attempt to evaluate the quality of "research" provided by brokers. Results of this effort are sometimes used by PRIMCO as a consideration in selection of brokers to execute portfolio transactions. However, PRIMCO is unable to quantify the amount of commission which was paid as a result of such "research" because a substantial number of transactions were effected through brokers who provide "research" but were selected principally because of their execution capabilities.

      In certain instances, there may be securities which are suitable for the Separate Account's portfolio as well as that of one or more of the other clients of PRIMCO. Investment decisions for the Separate Account and for PRIMCO's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by or bought or sold for other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are unavoidable because several clients have similar investment objectives. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized in some cases this system could have a detrimental effect on the price or volume of the securities as far as the Separate Account is concerned. In other cases, it is believed that the Separate Account's ability to participate in volume transactions will produce better transaction results for the Separate Account.

      Brokerage commissions paid in the years ended December 31, 1998, 1997 and 1996 amounted to $4,288, $9,871, and $10,619, respectively. Brokerage commissions were paid to 4 brokers in 1998. No brokerage commission was paid to any broker who was or is an affiliated person of the Company, the Separate Account or PRIMCO.

                                  UNDERWRITERS

      The Company is the principal underwriter for contracts offered by the Prospectus. The Company did not receive any underwriting commissions for the sale of these contracts.

                         REPORT OF INDEPENDENT AUDITORS

Board of Managers and Contract Owners
Provident National Assurance Company
 Separate Account B

      We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 1998 and 1997, including the schedule of investments as of December 31, 1998, and the related statements of operations and changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1998, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 1998 and 1997, the results of its operations and the changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1998, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                          ERNST & YOUNG LLP

Chattanooga, Tennessee
February 26, 1999

STATEMENTS OF ASSETS AND LIABILITIES

Provident National Assurance Company Separate Account B

                                                                 December 31
                                                              1998        1997
                                                           ----------- -----------
ASSETS
Investments:
  Common stocks--at market value
   (cost: 1998--$9,034,126; 1997--$9,939,798)............. $18,333,394 $16,402,456
Cash......................................................      73,237      52,588
Receivable for securities sold............................         --           50
Accrued dividends and interest............................      10,513      17,788
Amounts due from Provident National Assurance Company.....       1,222         224
                                                           ----------- -----------
                TOTAL ASSETS..............................  18,418,366  16,473,106
                                                           ----------- -----------
LIABILITIES AND CONTRACT OWNERS' EQUITY
Amounts payable for terminations and variable annuity
 benefits.................................................     112,745       2,794
Management fee and other amounts due Provident
 National Assurance Company...............................      12,597      17,191
                                                           ----------- -----------
             TOTAL LIABILITIES............................     125,342      19,985
                                                           ----------- -----------
Variable annuity contract owners' equity:
Deferred annuity contracts terminable by owners--
 (accumulation
 units outstanding: 1998--1,043,607.368; 1997--
 1,310,831.075;
 unit value: 1998--$15.192155; 1997--$11.384926)..........  15,854,645  14,923,715
Annuity contracts in pay-out period.......................   2,438,379   1,529,406
                                                           ----------- -----------
    TOTAL CONTRACT OWNERS' EQUITY......................... $18,293,024 $16,453,121
                                                           =========== ===========


See notes to financial statements.

STATEMENTS OF OPERATIONS

Provident National Assurance Company Separate Account B

                                                 Year Ended December 31
                                               1998        1997        1996
                                            -----------------------------------
INVESTMENT INCOME
  Income:
    Dividends.............................. $  125,202  $  147,564  $  193,196
    Interest...............................      5,447       3,995       8,347
                                            ----------  ----------  ----------
                                               130,649     151,559     201,543
                                            ----------  ----------  ----------
  Expenses--Note C:
    Investment advisory services...........     75,117      72,873      67,237
    Mortality and expense assurances.......    105,163     102,022      94,131
                                            ----------  ----------  ----------
                                               180,280     174,895     161,368
                                            ----------  ----------  ----------
      NET INVESTMENT INCOME (LOSS).........    (49,631)    (23,336)     40,175
                                            ----------  ----------  ----------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS--NOTE A
  Net realized gain from investment
   transactions
   (excluding short-term securities):
    Proceeds from sales....................  4,795,716   5,559,161   5,882,270
    Cost of investments sold...............  2,751,226   3,512,353   4,404,304
                                            ----------  ----------  ----------
      Net realized gain....................  2,044,490   2,046,808   1,477,966
                                            ----------  ----------  ----------
  Net unrealized appreciation of
   investments:
    At end of year.........................  9,299,268   6,462,658   4,003,349
    At beginning of year...................  6,462,658   4,003,349   2,809,091
                                            ----------  ----------  ----------
    Increase in net unrealized appreciation
     of investments........................  2,836,610   2,459,309   1,194,258
                                            ----------  ----------  ----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS............................  4,881,100   4,506,117   2,672,224
                                            ----------  ----------  ----------
 INCREASE IN CONTRACT OWNERS' EQUITY
  FROM INVESTMENT ACTIVITIES............... $4,831,469  $4,482,781  $2,712,399
                                            ==========  ==========  ==========
Ratio of expenses to total investment
 income....................................     137.99%     115.40%      80.07%
                                            ==========  ==========  ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY

Provident National Assurance Company Separate Account B

                                                  Year Ended December 31
                                               1998         1997         1996
                                            --------------------------------------
Balance at beginning of year............... $16,453,121  $13,917,113  $13,151,831
                                            -----------  -----------  -----------
From investment activities:
  Net investment income (loss).............     (49,631)     (23,336)      40,175
  Net realized gain on investments.........   2,044,490    2,046,808    1,477,966
  Increase in net unrealized appreciation
   of investments..........................   2,836,610    2,459,309    1,194,258
                                            -----------  -----------  -----------
  Increase in contract owners' equity from
   investment activities...................   4,831,469    4,482,781    2,712,399
                                            -----------  -----------  -----------
From variable annuity contract
 transactions:
  Net contract purchase payments (Units
   purchased):
    1998--1,326.260;.......................
    1997--16,110.275;......................
    1996--4,869.798;.......................      17,001      174,149       35,994
  Terminations and death benefits (Units
   terminated):
    1998--219,758.026;.....................
    1997--206,229.494;.....................
    1996--243,557.308;.....................  (2,718,161)  (1,974,221)  (1,866,405)
  Variable annuity benefits paid (Number of
   units):
    1998--22,625.469;......................
    1997--14,527.206;......................
    1996--15,310.532;......................    (290,406)    (146,701)    (116,706)
                                            -----------  -----------  -----------
Decrease in contract owners' equity from
 variable annuity contract transactions....  (2,991,566)  (1,946,773)  (1,947,117)
                                            -----------  -----------  -----------
Net increase in contract owner's equity....   1,839,903    2,536,008      765,282
                                            -----------  -----------  -----------
Balance at end of year..................... $18,293,024  $16,453,121  $13,917,113
                                            ===========  ===========  ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS

Provident National Assurance Company Separate Account B

December 31, 1998

                                                            Number of  Market
                                                             Shares     Value
                                                            --------- ---------
COMMON STOCKS
  CAPITAL GOODS (12.3%)
    Corning, Inc...........................................   2,800   $ 126,000
    Emerson Electric Company...............................   4,500     272,250
    General Electric Company...............................   7,800     796,088
    Thermo Ecotek Corporation..............................   1,800      19,013
    Thermo Electron Corporation............................   2,500      42,344
    Textron, Inc...........................................   5,000     379,688
    Tyco International Ltd.................................   2,000     150,875
    Waste Management, Inc..................................   6,400     298,400
    USA Filter Corporation.................................   7,600     173,850
                                                                      ---------
                                                                      2,258,508
  CONSUMER GOODS (6.0%)
    Coca-Cola Company......................................   3,000     200,625
    Lear Corporation.......................................   3,200     123,200
    Newell Company.........................................   4,000     165,000
    PepsiCo, Inc...........................................   8,000     327,500
    Proctor & Gamble Company...............................   3,000     273,938
                                                                      ---------
                                                                      1,090,263
  CONSUMER SERVICES (18.0%)
    America Online, Inc....................................     800     128,000
    Cendant Corporation....................................   5,604     106,826
    Comcast Corporation Class A............................  12,500     733,594
    Gannett Company, Inc...................................   6,000     387,000
    InaCom Corporation.....................................   2,300      34,213
    Lowe's Companies, Inc..................................     800      40,950
    McDonald's Corporation.................................   3,600     275,850
    Office Depot, Inc......................................   4,600     169,913
    Safeway, Inc...........................................  10,400     633,750
    Wal-Mart Stores, Inc...................................   4,000     325,750
    Walt Disney Company....................................   9,600     288,000
    Viacom, Inc. Class B...................................   2,200     162,800
                                                                      ---------
                                                                      3,286,646
  ENERGY (1.4%)
    Atlantic Richfield Company.............................     800      52,200
    Royal Dutch Petroleum Company..........................   2,900     138,838
    Weatherford International Inc..........................   3,600      69,750
                                                                      ---------
                                                                        260,788

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1998


                                                           Number of   Market
                                                            Shares     Value
                                                           --------- ----------
COMMON STOCKS--Continued
  FINANCIAL (9.2%)
    American Express Company..............................   4,000   $  409,000
    Chase Manhattan Corporation...........................   9,600      653,400
    BankAmerica Corporation...............................   4,000      240,500
    First Union Corporation...............................   3,645      221,662
    Washington Mutual, Inc................................   4,200      160,388
                                                                     ----------
                                                                      1,684,950
  HEALTH CARE (13.3%)
    Bristol-Myers Squibb Company..........................   3,500      468,344
    Eli Lilly & Company...................................   2,700      239,963
    HealthSouth Corporation...............................  21,600      333,450
    Johnson & Johnson.....................................   6,732      564,647
    Medtronic Inc.........................................   5,000      371,250
    Merck & Company, Inc..................................   1,900      280,606
    Tenet Healthcare Corporation..........................   6,800      178,500
                                                                     ----------
                                                                      2,436,760
  TECHNOLOGY-HARDWARE (11.9%)
    Cisco Systems, Inc....................................   3,600      334,125
    Compaq Computer Corporation...........................   6,000      251,625
    Hewlett Packard Company...............................   3,000      204,938
    Lucent Technologies, Inc..............................   6,088      669,680
    SCI Systems, Inc......................................  10,000      577,500
    3Com Corporation......................................   3,250      145,641
                                                                     ----------
                                                                      2,183,509
  TECHNOLOGY-SOFTWARE (10.5%)
    Computer Associates International.....................  10,500      447,563
    First Data Corporation................................   3,300      104,569
    Microsoft Corporation.................................   7,000      970,813
    National Data Corporation.............................   1,500       73,031
    Oracle Corporation....................................   7,500      323,438
                                                                     ----------
                                                                      1,919,414

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1998


                                                          Number of   Market
                                                           Shares      Value
                                                          --------- -----------
COMMON STOCKS--Continued
  TECHNOLOGY-OTHER (4.0%)
    Intel Corporation....................................   5,700   $   675,806
    Motorola, Inc........................................   1,000        61,063
                                                                    -----------
                                                                        736,869
  TELECOMMUNICATIONS (13.6%)
    Airtouch Communications, Inc.........................  11,000       793,375
    AT&T Corporation.....................................   4,430       333,358
    MCI Worldcom, Inc....................................  14,800     1,061,900
    Sprint Corporation FON Group.........................   3,000       252,374
    Sprint Corporation PCS Group.........................   1,500        34,680
                                                                    -----------
                                                                      2,475,687
                                                                    -----------
TOTAL COMMON STOCKS (100.2%).............................            18,333,394
                                                                    -----------
TOTAL INVESTMENTS (100.2%)...............................            18,333,394
CASH AND RECEIVABLES LESS LIABILITIES (-0.2%)............               (40,370)
                                                                    -----------
TOTAL VARIABLE ANNUITY CONTRACT
 OWNERS' EQUITY (100.0%).................................           $18,293,024
                                                                    ===========


See notes to financial statements.

SUPPLEMENTARY INFORMATION

Provident National Assurance Company Separate Account B

Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                      Year Ended December 31
                           1998        1997        1996       1995       1994
                         -------------------------------------------------------
Investment income....... $    0.10   $     .10   $     .11  $     .13  $     .15
Expenses................      0.14         .12         .09        .07        .07
                         ---------   ---------   ---------  ---------  ---------
Net investment income
 (loss).................     (0.04)       (.02)        .02        .06        .08
Net realized and
 unrealized gain (loss)
 on investments.........      3.85        2.96        1.51       1.44       (.32)
                         ---------   ---------   ---------  ---------  ---------
Net increase (decrease)
 in contract
 owners' equity.........      3.81        2.94        1.53       1.50       (.24)
Net contract owners'
 equity:
  Beginning of year.....     11.38        8.44        6.91       5.41       5.65
                         ---------   ---------   ---------  ---------  ---------
  End of year........... $   15.19   $   11.38   $    8.44  $    6.91  $    5.41
                         =========   =========   =========  =========  =========
Ratio of expenses to
 average contract
 owners' equity.........      1.07%       1.16%       1.20%      1.21%      1.21%
Ratio of net investment
 income (loss) to
 average contract
 owners' equity.........     (0.30%)     (0.16%)      0.30%      0.89%      1.72%
Portfolio turnover......        11%         25%         28%       101%        70%
Number of accumulation
 units
 outstanding at end of
 year................... 1,043,607   1,310,831   1,538,926  1,767,394  2,097,793


See notes to financial statements.

Provident National Assurance Company Separate Account B

Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                      Year Ended December 31
                           1993       1992       1991       1990       1989
                         ------------------------------------------------------
Investment income....... $    0.14  $     .12  $     .13  $     .13  $     .12
Expenses................      0.06        .06        .05        .04        .04
                         ---------  ---------  ---------  ---------  ---------
Net investment income
 (loss).................      0.08        .06        .08        .09        .08
Net realized and
 unrealized gain (loss)
 on investments.........       .54       (.07)      1.22       (.16)       .64
                         ---------  ---------  ---------  ---------  ---------
Net increase (decrease)
 in contract
 owners' equity.........       .62       (.01)      1.30       (.07)       .72
Net contract owners'
 equity:
  Beginning of year.....      5.03       5.04       3.74       3.81       3.09
                         ---------  ---------  ---------  ---------  ---------
  End of year........... $    5.65  $    5.03  $    5.04  $    3.74  $    3.81
                         =========  =========  =========  =========  =========
Ratio of expenses to
 average contract
 owners' equity.........      1.22%      1.21%      1.21%      1.22%      1.21%
Ratio of net investment
 income (loss) to
 average contract
 owners' equity.........      1.39       1.36%      1.91%      2.34%      2.36%
Portfolio turnover......        57%        35%        42%        58%       104%
Number of accumulation
 units
 outstanding at end of
 year................... 2,242,809  2,655,895  2,854,559  3,031,469  3,667,660


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Provident National Assurance Company Separate Account B

NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $9,728,100 and gross unrealized losses of $428,832 at December 31, 1998. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years in the period ended December 31, 1998 is shown below.

                                                  Year Ended December 31
                                               1998        1997        1996
                                            -----------------------------------
Cost of investments purchased.............. $11,431,634 $12,440,923 $ 9,751,620
  Less: Short-term securities..............   9,586,080   8,714,428   6,012,666
                                            ----------- ----------- -----------
                                            $ 1,845,554 $ 3,726,495 $ 3,738,954
                                            =========== =========== ===========
Proceeds from investments sold............. $14,383,400 $14,470,491 $11,698,035
  Less: Short-term securities..............   9,587,684   8,911,330   5,815,765
                                            ----------- ----------- -----------
                                            $ 4,795,716 $ 5,559,161 $ 5,882,270
                                            =========== =========== ===========

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS

Provident National Assurance Company Separate Account B

NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

NOTE D--COMMITMENTS

On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation assumed Provident's individual and tax-sheltered annuity business including all individual annuities. In accordance with the agreement, American General Corporation, through its subsidiaries Variable Annuity Life Insurance Company and American General Annuity assumed the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund. The administration services provided to the Fund by American General Corporation include processing of unit transactions and daily unit valuation calculations subsequent to December 1, 1998 as well as accounting and other services. These services were previously performed by Provident. Fees for such services are deducted from Separate Account B as shown in the Statements of Operations.

ACCUMULATION UNIT VALUE TABLE
(Unaudited)

Provident National Assurance Company Separate Account B

End of Month               Accumulation Unit Value End of Month               Accumulation Unit Value
------------               ----------------------- ------------               -----------------------
December 1968.............        1.036279         March 1994................         5.386379
December 1969.............        1.080379         June......................         5.274454
December 1970.............        1.030039         September.................         5.475394
December 1971.............        1.178612         December..................         5.410722
December 1972.............        1.403795         March 1995................         5.656995
December 1973.............        1.126624         June......................         6.194660
December 1974.............         .863269         September.................         6.505252
December 1975.............        1.022844         December..................         6.908158
December 1976.............        1.156853         March 1996................         7.309625
December 1977.............        1.064425         June......................         7.593667
December 1978.............        1.094150         September.................         7.851947
December 1979.............        1.219189         December..................         8.435567
December 1980.............        1.555258         March 1997................         8.468896
December 1981.............        1.473246         June......................        10.238554
December 1982.............        1.812441         September.................        11.146167
December 1983.............        2.132092         December..................        11.384926
December 1984.............        2.029912         January 1998..............        11.579188
December 1985.............        2.480050         February..................        12.469525
December 1986.............        2.743444         March.....................        12.975484
December 1987.............        2.734169         April.....................        13.175727
December 1988.............        3.087892         May.......................        12.691816
December 1989.............        3.812606         June......................        13.465013
December 1990.............        3.736441         July......................        13.375934
December 1991.............        5.036212         August....................        11.083512
March, 1992...............        4.735470         September.................        11.758633
June......................        4.585274         October...................        12.780012
September.................        4.694884         November..................        13.777563
December..................        5.028547         December..................        15.192155
March 1993................        5.208499
June......................        5.190340
September.................        5.441446
December..................        5.646864

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1991, on the last valuation day of each quarter from March 1992 through December 1997, and on the last valuation day of each month of 1998. The results shown should not be considered as a representation of the results which may be realized in the future.

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors
Provident National Assurance Company

We have audited the accompanying statutory-basis statements of financial condition of Provident National Assurance Company, a wholly-owned subsidiary of Provident Companies, Inc., as of December 31, 1998 and 1997, and the related statutory-basis statements of income, capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Tennessee Department of Commerce and Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 1 and 13.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Provident National Assurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Tennessee Department of Commerce and Insurance.

                                          Ernst & Young LLP

Chattanooga, Tennessee
February 9, 1999

STATEMENT OF FINANCIAL CONDITION--STATUTORY BASIS

Provident National Assurance Company


                                                             December 31
                                                         1998         1997
                                                      (in thousands of dollars)
                                                      -------------------------
Admitted Assets
Cash and Invested Assets--Note 3
  Bonds.............................................. $   447,981 $     711,181
  Cash and Short-term Investments....................      21,580            51
  Receivable for Securities..........................         732         6,379
                                                      ----------- -------------
    Total Cash and Invested Assets...................     470,293       717,611
Other Assets
  Investment Income Due and Accrued..................       9,256        12,778
  Receivable from Parent, Subsidiaries, and
   Affiliates........................................       5,996           115
  Other Receivables..................................         674           --
                                                      ----------- -------------
Total Assets Excluding Separate Accounts Business....     486,219       730,504
From Separate Accounts Statement.....................     343,928       282,950
                                                      ----------- -------------
Total Admitted Assets................................    $830,147    $1,013,454
                                                      =========== =============

See notes to financial statements--statutory basis.

Provident National Assurance Company


                                                            December 31
                                                        1998         1997
                                                     (in thousands of dollars)
                                                     -------------------------
Liabilities and Capital and Surplus
  Annuity Reserves.................................. $   192,430 $     195,788
  Guaranteed Interest Contracts.....................     229,989       373,802
  Other Contract Deposit Funds......................       1,880        58,164
  Asset Valuation Reserve...........................       4,592         5,522
  Federal Income Taxes..............................         524         1,797
  Borrowed Money and Interest Thereon...............          --        13,607
  Payable for Securities............................          --         4,821
  Other Liabilities.................................         114         2,789
                                                     ----------- -------------
Total Liabilities Excluding Separate Accounts
 Business...........................................     429,529       656,290
From Separate Accounts Statement....................     343,928       282,950
                                                     ----------- -------------
Total Liabilities...................................     773,457       939,240
                                                     ----------- -------------
Commitments and Contingent Liabilities--Note 11
Capital and Surplus
Common Capital Stock, $3.00 par
   Authorized and Issued--1,000,000 shares..........       3,000         3,000
  Gross Paid in and Contributed Surplus.............      45,175        58,457
  Special Surplus Funds.............................       1,058         1,039
  Unassigned Surplus................................       7,457        11,718
                                                     ----------- -------------
Total Capital and Surplus...........................      56,690        74,214
                                                     ----------- -------------
Total Liabilities and Capital and Surplus........... $   830,147 $   1,013,454
                                                     =========== =============


See notes to financial statements--statutory basis.

STATEMENTS OF INCOME--STATUTORY BASIS

Provident National Assurance Company


                                                    Year Ended December 31
                                                       1998          1997
                                                   (in thousands of dollars)
                                                   --------------------------
Revenue
  Premium Income.................................. $         70  $        125
  Annuity and Other Fund Deposits.................        2,465         5,101
  Net Investment Income...........................       47,481        65,794
  Amortization of Interest Maintenance Reserve....       (2,244)       (2,278)
  Other Income....................................        2,890         2,616
                                                   ------------  ------------
Total Revenue.....................................       50,662        71,358
                                                   ------------  ------------
Benefits and Expenses
  Annuity Benefits................................       19,791        19,880
  Surrender Benefits and Other Fund Withdrawals...      172,687       449,268
  Interest on Policy or Contract Funds............       21,658        39,747
  Change in Annuity Reserves......................       (3,358)       (3,465)
  Change in Liability for Deposit Funds...........     (170,222)     (444,167)
  Insurance Taxes, Licenses, and Fees.............        1,565        (5,486)
  Other Expenses..................................          459           439
                                                   ------------  ------------
Total Benefits and Expenses.......................       42,580        56,216
                                                   ------------  ------------
Net Gain from Operations before Federal Income
 Taxes and Net Realized Capital Losses............        8,082        15,142
Federal Income Taxes..............................        2,059         6,107
                                                   ------------  ------------
Net Gain from Operations before Net Realized
 Capital Losses...................................        6,023         9,035
Net Realized Capital Losses--Note 3...............       (2,932)       (1,999)
                                                   ------------  ------------
Net Income........................................ $      3,091  $      7,036
                                                   ============  ============


See notes to financial statements--statutory basis.

STATEMENTS OF CAPITAL AND SURPLUS--STATUTORY BASIS

Provident National Assurance Company


                                                     Year Ended December 31
                                                        1998          1997
                                                    (in thousands of dollars)
                                                    --------------------------
Common Capital Stock
  Balance at Beginning and End of Year............. $      3,000  $      3,000
                                                    ------------  ------------
Gross Paid in and Contributed Surplus
  Balance at Beginning of Year.....................       58,457        58,457
  Return of Capital................................      (13,282)          --
                                                    ------------  ------------
  Balance at End of Year...........................       45,175        58,457
                                                    ------------  ------------
Special Surplus Funds
  Balance at Beginning of Year.....................        1,039         1,023
  Increase During Year.............................           19            16
                                                    ------------  ------------
  Balance at End of Year...........................        1,058         1,039
                                                    ------------  ------------
Unassigned Surplus
  Balance at Beginning of Year.....................       11,718         4,837
  Net Income.......................................        3,091         7,036
  Change in Non-admitted Assets and Related Items..        3,455         4,871
  Change in Reserve on Account of Change in
   Valuation Basis.................................          --         (5,000)
  Change in Asset Valuation Reserve................          930         9,990
  Transferred to Special Surplus Funds.............          (19)          (16)
  Dividends to Stockholder.........................      (11,718)      (10,000)
                                                    ------------  ------------
  Balance at End of Year...........................        7,457        11,718
                                                    ------------  ------------
Total Capital and Surplus.......................... $     56,690  $     74,214
                                                    ============  ============



See notes to financial statements--statutory basis.

STATEMENTS OF CASH FLOWS--STATUTORY BASIS

Provident National Assurance Company


                                                    Year Ended December 31
                                                       1998          1997
                                                   (in thousands of dollars)
                                                   --------------------------
Cash from Operations
  Premiums Received............................... $         70  $        125
  Annuity and Other Fund Deposits.................        2,465         5,101
  Investment Income Received......................       50,105        69,730
  Other Income Received...........................        2,890         2,607
  Annuity Benefits Paid...........................      (19,791)      (19,880)
  Surrender Benefits and Other Fund Withdrawals
   Paid...........................................     (172,687)     (449,268)
  Insurance Expenses (Paid) Reimbursed............       (3,264)        1,400
  Decrease in Ledger Assets Due to Reinsurance....      (51,533)          --
  Federal Income Taxes Paid.......................       (2,802)       (4,585)
                                                   ------------  ------------
Net Cash from Operations..........................     (194,547)     (394,770)
                                                   ------------  ------------
Cash from Investments
  Proceeds from Investments Sold, Matured, or
   Repaid.........................................      396,480       374,407
  Tax on Capital Gains and Losses Paid............       (4,132)       (3,172)
  Cost of Long-term Investments Acquired..........     (130,063)      (42,402)
                                                   ------------  ------------
Net Cash from Investments.........................      262,285       328,833
                                                   ------------  ------------
Cash from Financing and Miscellaneous Sources
  Return of Capital...............................      (13,282)          --
  Borrowed Money (Repayment)......................      (13,604)        6,488
  Dividends Paid to Stockholder...................      (11,718)      (10,000)
  Other Applications..............................       (7,605)       (3,833)
                                                   ------------  ------------
Net Cash from Financing and Miscellaneous
 Sources..........................................      (46,209)       (7,345)
                                                   ------------  ------------
Net Increase (Decrease) in Cash and Short-term
 Investments......................................       21,529       (73,282)
Cash and Short-term Investments at Beginning of
 Year.............................................           51        73,333
                                                   ------------  ------------
Cash and Short-term Investments at End of Year.... $     21,580  $         51
                                                   ============  ============


See notes to financial statements--statutory basis.

NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS

Provident National Assurance Company


Note 1--Significant Accounting Policies

Operations: Provident National Assurance Company (the Company) is a wholly-owned subsidiary of Provident Companies, Inc., a non-insurance holding company incorporated in Delaware. The Company is domiciled in the State of Tennessee and is licensed to do business in the fifty states and the District of Columbia. The Company is engaged in administering and maintaining fixed annuity products.

Use of Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed by or permitted by the National Association of Insurance Commissioners (NAIC) and the Tennessee Department of Commerce and Insurance. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not apply any permitted statutory accounting practices that differ from prescribed statutory accounting practices.

In 1998, the NAIC approved a codification of statutory accounting practices effective January 1, 2001, which will serve as a comprehensive and standardized guide to statutory accounting principles. Following implementation, statutory accounting principles will continue to be governed by individual state laws and permitted practices until adoption by the various states. Accordingly, before codification becomes effective for the Company, the Tennessee Department of Commerce and Insurance must adopt codification as the prescribed basis of accounting. The adoption of the codification will change, to some extent, the accounting practices that the Company uses to prepare its statutory financial statements.

Statutory accounting practices differ from generally accepted accounting principles (GAAP). Specific differences are as follows:

Bonds: Bonds are carried at amortized cost with the discount or premium amortized using the interest method. For GAAP, bonds not bought and held for the purpose of selling in the near term but for which the Company does not have the positive intent and ability to hold to maturity are classified as available-for-sale and are carried at fair value. Unrealized holding gains and losses on available-for-sale bonds are reported in stockholder's equity as accumulated other comprehensive income. Bonds that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are generally reported at amortized cost.

Non-admitted Assets: Non-admitted assets, principally receivables and disallowed interest maintenance reserve (IMR), are excluded from the statements of financial condition, and changes therein are charged or credited directly to unassigned surplus.

Asset Valuation Reserve: The asset valuation reserve is reported as a liability rather than capital, and changes in this reserve are charged or credited directly to unassigned surplus.

Policy Reserves: Policy reserves are provided based on assumptions and methods prescribed or permitted by insurance regulatory authorities rather than on mortality, interest, and retirement assumptions deemed to be appropriate when the contracts were issued.

Provident National Assurance Company


Note 1--Significant Accounting Policies--Continued

Federal Income Taxes: Federal income taxes are provided based on the estimated liability for taxes incurred. Deferred federal income taxes are not provided for differences between the carrying amounts of assets and liabilities for financial statement purposes and amounts used for income tax purposes.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than assets as would be required under GAAP.

Revenue and Expense Recognition: Deposits to guaranteed interest and other contract deposit funds are reported as revenue. Benefits include fund withdrawals and the change in deposit fund liabilities. Under GAAP, deposits collected from contract holders and withdrawals on guaranteed interest contracts (GICs) and on other contract deposit funds are not reported as revenue and benefit expense.

Realized Capital Gains and Losses: Realized capital gains and losses are included net of tax in the determination of net income rather than on a pre-tax basis. The Company defers the portion of realized capital gains and losses, net of tax, on sales of bonds which are attributable to changes in the general level of interest rates. The deferred gains and losses are accumulated in the interest maintenance reserve (IMR) and are amortized over the remaining period to maturity based on groupings of securities sold in five-year bands.

For a reconciliation of net income and capital and surplus determined on a statutory basis to net income and stockholder's equity determined on a GAAP basis, see Note 13.

Other significant accounting practices are as follows:

Investments: Bonds not backed by other loans are generally carried at amortized cost with the discount or premium amortized using the interest method. Loan-backed bonds and structured securities are generally carried at amortized cost using the interest method including anticipated prepayments at the date of purchase. The prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates and are consistent with the current interest rate and economic environment; significant changes in estimated cash flows from the purchase assumptions are accounted for using the retrospective method. Short-term investments are carried at cost. Realized capital gains and losses are determined based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. At the time a decline in the value of an investment is determined to be other than temporary, a provision for loss is recorded which is included in realized capital gains and losses. Changes in admitted asset carrying amounts of bonds are recorded directly in unassigned surplus.

Derivative Instruments: Derivative instruments, which consist of interest rate swaps, are valued in accordance with the NAIC Accounting Practices and Procedures manual and the Purposes and Procedures manual of the Securities Valuation Office.

Interest Rate Swap Agreements are agreements in which the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and variable rate interest amounts, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the outset of the contract, and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. The Company has certain forward interest rate swap agreements where the exchange of interest payments does not begin until a specified future date. The Company intends to settle, for cash, the forward interest rate swap agreements prior to the commencement of the exchange of interest payment streams.

Provident National Assurance Company


Note 1--Significant Accounting Policies--Continued

The fair values of interest rate swap agreements are not reported in the statements of financial condition. Amounts to be paid or received pursuant to interest rate swap agreements are accrued and recognized in the statements of income as an adjustment to net investment income.

The Company accounts for all of its interest rate swap agreements as hedges. Accordingly, any gains or losses realized on closed or terminated interest rate swap agreements are deferred and amortized to net investment income over the expected remaining life of the hedged item. If the hedged item matures or terminates earlier than anticipated, the remaining unamortized gain or loss is amortized to net investment income in the current period. Gains or losses realized on interest rate swap agreements which are terminated when the hedged assets are sold are allocated to the IMR and amortized into earnings over the remaining life of the assets sold. Gains or losses on interest rate swap agreements which are terminated because the hedged anticipated transaction is no longer likely to occur are reported in the statements of income as a component of net realized capital gains and losses. The Company regularly monitors the effectiveness of its hedging programs. In the event a hedge becomes ineffective, it is marked-to-market, resulting in a charge or credit to net investment income.

Reserves for Future Policy and Contract Benefits: Reserves for future policy and contract benefits on group single premium annuities have been provided on a net single premium method. The reserves are calculated based upon assumptions as to interest, mortality, and retirement that were prescribed or permitted by insurance regulatory authorities. The assumptions vary by year of issue.

Reserves for future policy and contract benefits on all products meet the minimum valuation standards requirements by the Tennessee Department of Commerce and Insurance.

GICs and Other Contract Deposit Funds: GICs and other contract deposit funds represent customer deposits plus interest credited at contract rates. The interest rate credited on a contract is dependent upon the time to maturity with most contracts issued having a three to five year maturity. Generally, if a policyholder terminates a GIC prior to maturity, there is a surrender charge imposed which is based on the length of the remaining life of the GIC and the change in interest rates from the date the GIC was issued to the date of termination. In those cases where a guaranteed interest crediting rate exceeds the minimum standards valuation interest rate, a reserve for interest guarantees has been established. The Company controls its interest rate risk by investing in quality assets which have an aggregate duration that closely matches the expected duration of the liabilities. For GICs, which are no longer marketed, the Company uses a cash flow matching investment strategy.


Reinsurance: Reinsurance activity is accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts.

Separate Accounts: The separate account amounts shown in the accompanying financial statements represent contributions by contract holders to variable-benefits and fixed-benefits pension plans. The contract purchase payments and the assets of the separate accounts are segregated from other Company funds for both investment and administrative purposes. Contract purchase payments received under variable annuity contracts are subject to deductions for sales and administrative fees. Also, the Company receives management fees which are based on the net asset values of the separate accounts.

Reclassification: Certain prior year amounts in the financial statements have been reclassified to conform to the 1998 presentation.

Provident National Assurance Company


Note 2--Fair Values of Financial Instruments

The carrying amounts and fair values of the Company's financial instruments are as follows:

                                                         December 31
                                                  (in thousands of dollars)
                                             -----------------------------------
                                                   1998              1997
                                             Carrying   Fair   Carrying   Fair
                                              Amount   Value    Amount   Value
                                             -----------------------------------
Admitted Assets
  Bonds..................................... $447,981 $483,904 $711,181 $752,178
  Cash......................................      187      187       51       51
  Short-term Investments....................   21,393   21,393      --       --
Liabilities
  GICs......................................  229,989  234,815  373,802  378,574
  Borrowed Money............................      --       --    13,604   13,604

The following methods and assumptions were used by the Company in estimating the fair values of its financial instruments:

Bonds: Fair values of bonds are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. See
Note 3 for the amortized cost and fair values of bonds by security type and by maturity date.

Cash and Short-term Investments: Carrying amounts for cash and short-term investments approximate fair value.

GICs: Fair values for GICs are estimated using discounted cash flow calculations, based on current market interest rates available for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for insurance contracts other than investment contracts are not required to be disclosed.

Borrowed Money: The carrying amount of borrowed money approximates fair value.

Interest Rate Swaps: Fair values of interest rate swaps are based on market quotes, pricing models, or formulas using current interest rates and assumptions and represent the net amount of cash the Company would have received if the contracts had been settled or closed on December 31. Fair values of interest rate swaps at December 31, 1998 and 1997 were $4,631,000 and $2,718,000, respectively.

Provident National Assurance Company


Note 3--Investments

Bonds:

The amortized cost and fair values of bonds by security type are as follows:

                                                    December 31, 1998
                                                (in thousands of dollars)
                                         ----------------------------------------
                                                     Gross      Gross
                                         Amortized Unrealized Unrealized   Fair
                                           Cost      Gains      Losses    Value
                                         ----------------------------------------
United States Government and Government
 Agencies and Authorities..............  $  2,717   $   633     $  --    $  3,350
Foreign Governments....................       104         1        --         105
Public Utilities.......................   125,534    19,043        --     144,577
Mortgage-backed Securities.............    64,320     2,640        --      66,960
All Other Corporate Bonds..............   255,306    16,865      3,259    268,912
                                         --------   -------     ------   --------
  Total................................  $447,981   $39,182     $3,259   $483,904
                                         ========   =======     ======   ========
                                                    December 31, 1997
                                                (in thousands of dollars)
                                         ----------------------------------------
                                                     Gross      Gross
                                         Amortized Unrealized Unrealized   Fair
                                           Cost      Gains      Losses    Value
                                         ----------------------------------------
United States Government and Government
 Agencies and Authorities..............  $  2,720   $   413     $  --    $  3,133
Foreign Governments....................       107       --           1        106
Public Utilities.......................   136,436    20,834        142    157,128
Mortgage-backed Securities.............   247,140     4,627        320    251,447
All Other Corporate Bonds..............   324,778    16,076        490    340,364
                                         --------   -------     ------   --------
  Total................................  $711,181   $41,950     $  953   $752,178
                                         ========   =======     ======   ========

Provident National Assurance Company


Note 3--Investments--Continued

The amortized cost and fair values of bonds by maturity date are shown below. The maturity dates have not been adjusted for possible calls or prepayments.

                                                             December 31, 1998
                                                              (in thousands of
                                                                  dollars)
                                                             ------------------
                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
1 year or less.............................................. $ 30,440  $ 31,238
Over 1 year through 5 years.................................   50,333    52,234
Over 5 years through 10 years...............................   55,333    54,659
Over 10 years...............................................  247,555   278,813
                                                             --------  --------
                                                              383,661   416,944
Mortgage-backed Securities..................................   64,320    66,960
                                                             --------  --------
                                                             $447,981  $483,904
                                                             ========  ========

For the years ended December 31, 1998 and 1997, there were changes in net unrealized gains and losses on bonds of $(5,074,000) and $12,833,000, respectively. These unrealized gains and losses are not reported in the financial statements.

At December 31, 1998, the total investment in below-investment-grade bonds (securities rated below Baa3 by Moody's Investor Services or an equivalent internal rating) was $28,139,000 or 6.0 percent of cash and invested assets. The fair value of these investments was $27,535,000.

Net Investment Income:

Sources for net investment income are as follows:

                                                       Year Ended December 31
                                                          1998         1997
                                                      (in thousands of dollars)
                                                      -------------------------
Bonds................................................ $     48,883 $     65,332
Mortgage Loans.......................................          125           22
Short-term Investments...............................          938        1,666
Derivative Instruments...............................          122          184
Other Invested Assets................................          277          (20)
                                                      ------------ ------------
  Gross Investment Income............................       50,345       67,184
Investment Expenses..................................        2,864        1,390
                                                      ------------ ------------
  Net Investment Income.............................. $     47,481 $     65,794
                                                      ============ ============

Due and accrued income on bonds where collection of interest is uncertain is excluded from investment income. No amounts were excluded at December 31, 1998 and 1997.

Provident National Assurance Company

Note 3--Investments--Continued

Realized Capital Gains and Losses:

Realized capital gains (losses) on investments are as follows:

                                                           Year Ended
                                                           December 31
                                                        1998          1997
                                                    (in thousands of dollars)
                                                    --------------------------
Bonds.............................................. $      1,671  $      3,955
Miscellaneous......................................           85           --
                                                    ------------  ------------
  Total............................................        1,756         3,955
Federal Income Tax.................................        3,602         3,383
                                                    ------------  ------------
Pre-IMR Capital Gains (Losses), Net of Tax.........       (1,846)          572
                                                    ------------  ------------
Transferred to IMR:
  Pre-tax Capital Gains............................        1,671         3,955
  Federal Income Tax...............................          585         1,384
                                                    ------------  ------------
                                                           1,086         2,571
                                                    ------------  ------------
Net Realized Capital Losses........................ $     (2,932) $     (1,999)
                                                    ============  ============

Proceeds from sales of bonds for the years ended December 31, 1998 and 1997 were $237,109,000 and $153,643,000, respectively. Gross gains of $2,230,000 and
$4,483,000 and gross losses of $559,000 and $528,000, respectively, were realized during 1998 and 1997 on sales and calls of bonds.

Provident National Assurance Company


Note 4--Derivative Financial Instruments

Derivative Risks

The basic types of risks associated with derivatives are market risk (that the value of the derivative will be adversely impacted by changes in the market, primarily the change in interest rates) and credit risk (that the counterparty will not perform according to the terms of the contract). The market risk of derivatives should generally offset the market risk associated with the hedged financial instrument or liability. The credit exposure of derivatives is limited to the value of those contracts in a net gain position. The Company mitigates credit risk by entering into master agreements with its counterparties whereby contracts in a gain position can be offset against contracts in a loss position. Additionally, the Company typically enters into bilateral, cross-collateralization agreements with its counterparties. These agreements require the counterparty in a loss position to submit acceptable collateral with the other counterparty in the event the net loss position meets or exceeds an agreed upon amount. The Company's current credit exposure on derivatives, which is limited to the value of those contracts in a net gain position, was $2,998,000 at December 31, 1998.

Hedges Outstanding

In 1996, the Company executed a series of cash flow hedges in the group single premium annuity portfolio, hedging $30,000,000 of expected cash flows in the years 2001 and 2002 using forward interest rate swaps (receive fixed/pay variable). The purpose of this action was to lock in the reinvestment rates on future cash flows and protect the Company from the potential adverse impact of declining interest rates on the associated policy reserves. These swaps are scheduled to be terminated as assets are purchased with the future anticipated cash flows.

The following table summarizes the timing of anticipated settlements of interest rate swaps outstanding at December 31, 1998, and the related weighted average interest receive rate or pay rate assuming current market conditions.

                                                       2001     2002     Total
                                                         (in thousands of
                                                             dollars)

                                                      -------------------------
Receive Fixed/Pay Variable
Notional Value....................................... $10,000  $20,000  $30,000
Weighted Average Receive Rate........................    7.42%    7.44%    7.43%
Weighted Average Pay Rate............................    5.07%    5.07%    5.07%

Provident National Assurance Company


Note 5--Annuity Actuarial Reserves and Deposit Liabilities

The withdrawal characteristics of annuity actuarial reserves and deposit liabilities are as follows:

                                                         December 31, 1998
                                                     (in thousands of dollars)
                                                     -------------------------
                                                         Amount         %
                                                     -------------------------
Subject to Discretionary Withdrawal With Adjustment
  With Market Value Adjustment.....................  $      267,893       33.1%
  At Market Value..................................         340,596       42.1
                                                     -------------- ----------
Total With Adjustment or at Market Value...........         608,489       75.2
Subject to Discretionary Withdrawal Without
 Adjustment........................................          11,634        1.4
Not Subject to Discretionary Withdrawal............         188,844       23.4
                                                     -------------- ----------
                                                            808,967        100%
                                                                    ==========
Reinsurance Ceded..................................          47,659
                                                     --------------
Net of Reinsurance.................................  $      761,308
                                                     ==============

Note 6--Reinsurance

In December 1997, the Company entered into an agreement to reinsure its in-force block of individual and tax-sheltered annuity business with The Variable Annuity Life Insurance Company, an affiliate of American General Corporation. The transaction was completed during the second quarter of 1998. The market value of assets transferred in connection with the transaction totaled $51,842,000 and the book value of liabilities assumed was $51,533,000. Reinsurance ceded information under the terms of the reinsurance agreement is as follows:

                                                              Year Ended
                                                           December 31, 1998
                                                       (in thousands of dollars)
                                                       -------------------------
Annuity and Other Fund Deposits.......................          $ 1,076
Surrender Benefits and Other Fund Withdrawals.........           10,156
Change in Liability for Deposit Funds.................           (5,579)
Other Contract Deposit Funds..........................           47,659

If the reinsurer is unable to meet its obligations, the Company remains contingently liable. There were no additional reinsurance contracts in effect for 1998 and 1997.

Provident National Assurance Company


Note 7--Federal Income Taxes

The Company is included along with its affiliates in a consolidated tax return filed by Provident Companies, Inc. The total federal income tax liability of the consolidated group is allocated among the members of the group in proportion to the consolidated federal taxable income of the group directly attributable to each member. Reimbursement is made among the members of the group to the extent losses are used to offset income within the group.

A reconciliation of the federal income tax computed at the statutory corporate tax rate and the federal income tax expense in the statements of income follows:

                                                                   Year Ended
                                                                  December 31
                                                                   1998   1997
                                                                  ------  -----
Statutory Federal Income Tax Rate................................   35.0%  35.0%
Tax-preferred Investment Income..................................   (1.3)  (1.0)
Accrual of Market Discount Bonds.................................   (3.1)  (0.2)
Reserves.........................................................  (12.9)  (1.2)
Amortization of IMR..............................................    9.7    5.3
Other Items, Net.................................................   (1.9)   2.4
                                                                  ------  -----
Effective Federal Income Tax Rate................................   25.5%  40.3%
                                                                  ======  =====

During 1998, the Company negotiated a tentative settlement with the Internal Revenue Service of its federal income tax liability for years 1986 through 1992. Also during 1998, the Internal Revenue Service continued its examination of the Company's federal income tax returns for tax years 1993 through 1995. Management believes this settlement and examination will have no material adverse impact on the Company's financial statements.

Provident National Assurance Company


Note 8--Separate Accounts

Separate accounts held by the Company primarily represent funds which the Company invests on behalf of the accounts' contract holders. These separate accounts represent variable annuity contracts and investment vehicles for retirement plans. All separate accounts are carried at fair value.

Information regarding the separate accounts for the year ended December 31, 1998, is as follows:

                                                       Non-guaranteed Separate
                                                              Accounts
                                                      (in thousands of dollars)
                                                      -------------------------
   Premiums, Considerations of Deposits..............         $ 25,517
                                                              ========
   Reserves for Accounts With Assets at Fair Value...         $342,807
                                                              ========
   By Withdrawal Characteristics:
     At Fair Value...................................         $342,807
                                                              ========

A reconciliation of the amounts transferred to and from the separate accounts is as follows:

                                                             Year Ended
                                                          December 31, 1998
                                                      (in thousands of dollars)
                                                      -------------------------
Transfers as Reported in the Summary of Operations
 of the Separate Accounts Statement:
 Transfers to Separate Accounts......................          $25,517
 Transfers from Separate Accounts....................           39,719
                                                               -------
 Net Transfers from Separate Accounts................          (14,202)
 Increase in Liability for Deposit Funds and
  Reserves Less Investment Income....................           12,595
 Investment Management Fees..........................            1,607
                                                               -------
Transfer as Reported in the Summary of Operations of
 the
 Life, Accident and Health Annual Statement..........          $   --
                                                               =======

Note 9--Retirement Benefits

The Company has no employees and, therefore, has no benefit plans. The Company purchases services from its parent, Provident Companies, Inc., in accordance with an intercompany cost sharing arrangement. There is no obligation on the part of the Company beyond the amounts paid as part of the cost of services purchased.

Provident National Assurance Company


Note 10--Related Party Transactions

During 1998, the Company paid common stock dividends to Provident Companies, Inc. of $11,718,000 and made a return of capital in the amount of $13,282,000, both of which were considered extraordinary dividends and were approved by the Tennessee Department of Commerce and Insurance. During 1997, the Company paid common stock dividends to Provident Companies, Inc. of $10,000,000.

During 1998 and 1997, the Company borrowed from and loaned to its parent and affiliates short-term funds. The related interest expense and interest income are as follows:

                                                        Year Ended December 31
                                                           1998         1997
                                                       (in thousands of dollars)
                                                       -------------------------
      Interest Expense................................         $222 $         74
      Interest Income.................................          100          --

As of December 31, 1998, the Company had an outstanding short-term loan receivable from Provident Life and Accident Insurance Company in the amount of $5,067,000 bearing interest at 6.13% and maturing January 5, 1999. Affiliated borrowings outstanding at December 31, 1997 consisted of a $13,604,000 short-term note from Provident Companies, Inc. The note payable was issued on December 31, 1997, bearing interest at 6.41%. The note matured and was repaid in full on January 2, 1998. There were no additional affiliated borrowings or lendings outstanding at December 31, 1998 and 1997.

During 1998 and 1997, the Company paid management fees to its affiliates of $1,211,000 and $257,000, respectively.

Note 11--Commitments and Contingent Liabilities

The Company is subject to lawsuits arising in the normal course of business. Contingent liabilities that might arise from litigation are not deemed likely to materially affect the financial position or results of operations of the Company.

Note 12--Shareholder Dividend Restrictions and Deposits

The Company is subject to various regulatory restrictions which limit the amount of dividends available for distribution, without prior approval by regulatory authorities, to the greater of ten percent of surplus as regards policyholders as of the preceding year end or the net gain from operations of the preceding year. Only the amount of statutory unassigned surplus is available for the payment of dividends. Based upon these restrictions, the Company is permitted a maximum of $6,023,000 in dividend distributions in 1999.

At December 31, 1998, the Company had on deposit with regulatory authorities securities with a statement value of $2,385,000 held for the protection of policyholders.

Provident National Assurance Company


Note 13--GAAP Reconciliation

Following is a reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP:

                                           Net Income     Capital and Surplus
                                           Year Ended
                                          December 31         December 31
                                          1998    1997      1998       1997
                                         -------------------------------------
                                             (in thousands of dollars)
Statutory basis amounts................. $3,091  $ 7,036  $  56,690  $  74,214
Add (deduct) adjustments:
  Investments...........................  1,086    2,572     39,475     42,783
  Asset Valuation Reserve and
   Interest Maintenance Reserve.........  2,244    2,278      3,062        662
  Reserve for future policy and contract
   benefits.............................    (94)    (347)   (24,831)   (28,071)
  Non-admitted assets...................    --       --       1,529      4,984
  Deferred income tax...................  3,571    1,896      8,014      4,453
                                         ------  -------  ---------  ---------
GAAP basis amounts...................... $9,898  $13,435  $  83,939  $  99,025
                                         ======  =======  =========  =========

            PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B
                                    PART C
                               OTHER INFORMATION


Item 28(A).  Financial Statements and Exhibits

             INCLUDED IN PROSPECTUS

             Per unit income and capital changes and variable annuity unit values -- condensed financial information for the ten years ended December 31, 1998

          (i) Provident National Assurance Company Separate Account B

              Report of Independent Auditors
              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Contract Owners'
               Equity
              Schedule of Investments
              Supplementary Information
              Notes to Financial Statements

              INCLUDED IN STATEMENT OF ADDITIONAL INFORMATION

              Provident National Assurance Company

              Report of Independent Auditors
              Statements of Financial Condition--Statutory Basis
              Statements of Income--Statutory Basis
              Statements of Capital and Surplus--Statutory Basis
              Statements of Cash Flows--Statutory Basis
              Notes to Financial Statements--Statutory Basis



Item 28(B).  List of Exhibits:

          The following exhibits which are marked with an asterisk (*) are incorporated herein by reference (pursuant to Regulation Section
          230.447 and Section 270.8b-32 and in accordance with Rule 24 of the Commission's Rules of Practice) to the registration statement (Form S-5) filed by Registrant under the Securities Act of 1933 or specified amendments thereto.

               *    (1)   Resolutions of Board of Directors of the Company
                    creating Separate Account B as filed with the original registration statement

               *    (2)   Rules and Regulations of the Registrant (Post-
                    Effective Amendments Nos. 26 and 27, December 17, 1979, and April 3, 1980)

               *    (3)   Custodian Agreement with respect to securities of the
                    Registrant (Post Effective Amendment No. 23; April 3, 1978)

               * (4.1) Investment Advisory Agreement (Post-Effective Amendment No. 23; April 3, 1978)

               *    (4.2) Sub-Advisory Agreement

               *    (5)   Underwriting or distribution contract (Post-Effective
                    Amendment No.  23; April 3, 1978)

               *    (6)   Form of variable annuity contracts (Post-Effective
                    Amendment No.  26; December 17, 1979)

               *    (7)   Form of variable annuity application (filed with
                    variable annuity contracts - see Item 6 above)

               * (8) Certificate of Incorporation of the insurance company (Post-Effective Amendment No. 37; April 30, 1987); By-Laws, (Post Effective Amendment No. 41, April 30, 1991).

               (9)  None

               (10) None

               (11) Separate Account Administrative Services Agreement

               * (12) Opinion of Counsel (filed with Registrant's original Registration Statement)

               (13) (A) Consent of Independent Auditors
                    (B) Consent of Counsel

               (14) Financial statement  not included in Item 27

               (15) None

               (16) None

Item 29.   DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY


     (1)                                  (2)                         (3)
                                                                 Position and
Name and Address                  Positions and Offices          Offices with
Principal Address                 with Insurance Company         Registrant

J. Harold Chandler                Chairman, President            None
1 Fountain Square                 and CEO, Director
Chattanooga, TN  37402

Thomas R. Watjen                  Vice Chairman and Chief        None
1 Fountain Square                 Financial Officer, Director
Chattanooga, TN  37402

William L. Armstrong              Director                       None
1625 Broadway, Suite 780
Denver, CO  80202

William H. Bolinder               Director                       None
1400 American Lane
Schaumberg, IL  60196

Charlotte M. Heffner              Director                       None
1991 West Paces Ferry Road, NW
Atlanta, Georgia  30327-2515

Hugh B. Jacks                     Director                       None
101 Carnoustie
Shoal Creek, AL 35242

Hugh O. Maclellan, Jr.            Director                       None
Suite 501
1 Fountain Square
Chattanooga, TN 37402

A.S. MacMillan                    Director                       None
2100 River Edge Pkwy., Suit 800
Atlanta, GA 30328-4604

C. William Pollard                Director                       None
One ServiceMaster Way
Downers Grove, IL 60515

Scott L. Probasco, Jr.            Director                       None
736 Market Street, 16th Floor
Chattanooga, TN 37402

Steven S Reinemund                Director                       None
7701 Legacy Drive
Plano, TX 75024

Burton E. Sorensen                Director                       None
Sand Spring Road
Morristown, NJ  07960

Robert O. Best                    Executive Vice President and   None
1 Fountain Square                 Chief Information Officer
Chattanooga, TN  37402

F. Dean Copeland                  Executive Vice President       None
1 Fountain Square                 and General Counsel
Chattanooga, TN  37402

     (1)                                  (2)                         (3)
                                                                 Position and
Name and Address                  Positions and Offices          Offices with
Principal Address                 with Insurance Company         Registrant

Thomas B. Heys, Jr.               Executive Vice President,      None
1 Fountain Square                 Institutional Sales
Chattanooga, TN  37402

Peter C. Madeja                   Executive Vice President       None
440 East Swedesford Road
Suite 3050
Wayne, PA  19087




Robert C. Greving                 Senior Vice President          None
1 Fountain Square                 and Actuary
Chattanooga, TN  37402




Ralph A. Rogers                   Senior Vice President          None
1 Fountain Square                 and Treasurer
Chattanooga, TN  37402

     (1)                                  (2)                         (3)
                                                                 Position and
Name and Address                  Positions and Offices          Offices with
Principal Address                 with Insurance Company         Registrant

Susan N. Roth                     Vice President, Secretary      Secretary
1 Fountain Square                 and Counsel                    to the
Chattanooga, TN  37402                                           Board of
                                                                 Managers

Vicki W. Corbett                  Vice President and Controller  None
1 Fountain Square
Chattanooga, TN  37402


Item 30.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          THE INSURANCE COMPANY OR THE REGISTRANT

     Provident Companies, Inc.                   (Parent Company;
                                                 A Delaware Corporation)

     Provident Life and Accident                 (A Tennessee Corporation)
     Insurance Company*

     Provident Life and Casualty                 (A Tennessee Corporation)
     Insurance Company*

     Provident National Assurance Company*       (A Tennessee Corporation)
     Sponsor of the Registrant

     The Paul Revere Corporation*                (A Massachusetts Corporation)

     The Paul Revere Life Insurance Company**    (A Massachusetts Corporation)

     The Paul Revere Variable Annuity            (A Massachusetts Corporation)
     Insurance Company***

     The Paul Revere Protective Life             (A Delaware Corporation)
     Insurance Company***

     The Paul Revere Equity Sales Company***     (A Massachusetts Corporation)


      * These companies are wholly owned subsidiaries of Provident Companies, Inc.
     ** This company is a direct wholly owned subsidiary of The Paul Revere Corporation, a wholly owned subsidiary of Provident Companies, Inc.

     *** These companies are direct wholly owned subsidiaries of The Paul
         Revere Life Insurance Company, a wholly owned subsidiary of The Paul Revere Corporation.

Separate financial statements filed for Separate Account and Provident National Assurance Company.

Financials for all other entities not required to be filed with this form.


Item 31.  Number of Contract Owners  (As of February 26, 1999)
          Separate Account B - 341

Item 32.  Indemnification

          Indemnification Agreement is included as part of
          Exhibit 1 under Item 28(b).

Item 33.  Business and Other Connections of Investment Advisor

          The Investment Advisor is a life insurance company licensed to do business in all 50 states and the District of Columbia. In addition to providing services to variable contracts separate accounts, it also engages in the sale of fixed annuity contracts on a group and individual basis. For information concerning profession, location and employment of officers and directors see Item 29 above. Investment Advisor and principal underwriters share complete officer and director commonality.

Item 34.  Principal Underwriters

          (a) The names and principal occupations of the principal executive officers and directors of the Principal Underwriter are set forth in Item 29 above.

          (b) The following presents information concerning commissions and other compensation received by the Principal Underwriter directly or indirectly from the Registrant during the Registrant's last fiscal year. Note: the Registrant ceased making a public offering of its variable annuity contracts on February 1, 1984.

          (c)   Not applicable - total payments were less than $2,000.

Item 35.  Location of Account and Records

          Each account book or other document required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules (17 CAFI 270.31A-1 to 31A-3) promulgated thereunder are located within the offices of Provident National Assurance Company, 1 Fountain Square, Chattanooga, Tennessee 37402. Such records are in the custody and control of Robert O. Best.

Item 36.  Management Services

          None

Item 37.  Undertakings

          The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
          Section 403(b)(11).

                                   SIGNATURES


     As required by (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and) has caused this Registration Statement to be signed on its behalf, in the City of Chattanooga, and State of Tennessee on the 29th day of April, 1999.



                                       PROVIDENT NATIONAL ASSURANCE
                                       COMPANY SEPARATE ACCOUNT B

                                       By /s/ David G. Fussell
                                          ---------------------------
                                          Chairman, Board of Managers



                                       PROVIDENT NATIONAL ASSURANCE
                                       COMPANY


                                       By /s/ J. Harold Chandler
                                          -----------------------
                                          Chairman, President and
                                          Chief Executive Officer

                                   SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature               Title                     Date

/s/ David G. Fussell    Chairman and Member of    April 29, 1999
--------------------    The Board of Managers
    David G. Fussell    (Principal Executive
                        Officer and Principal
                        Financial Accounting
                        Officer)

/s/ Henry E. Blaine     Member of the Board       April 29, 1999
-------------------     of Managers
    Henry E. Blaine


/s/ H. Grant Law, Jr.   Member of the Board       April 29, 1999
---------------------   of Managers
    H. Grant Law, Jr.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Chattanooga, State of Tennessee, on the 29th day of April, 1999.


                                       PROVIDENT NATIONAL ASSURANCE COMPANY

                                       By /s/ J. Harold Chandler
                                       -------------------------
                                          J. Harold Chandler
                                          Chairman, President and
                                          Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its registration statement has been signed below by the following persons on April 29, 1999, in the capacities indicated.



/s/        *                  Chairman, President and Chief Executive
--------------------------    Officer, Director
J. Harold Chandler            (Principal Executive Officer

/s/        *                  Vice Chairman and
---------------------------   Chief Financial Officer, Director
Thomas R. Watjen

/s/        *                  Director
---------------------------
William L. Armstrong

/s/                           Director
---------------------------
William H. Bolinder

/s/        *                  Director
---------------------------
Charlotte M. Heffner

/s/        *                  Director
---------------------------
Hugh B. Jacks

/s/        *                  Director
---------------------------
Hugh O. Maclellan, Jr.

/s/        *                  Director
---------------------------
A.S. MacMillan

/s/                           Director
---------------------------
C. William Pollard

/s/        *                  Director
---------------------------
Scott L. Probasco, Jr.

/s/        *                  Director
---------------------------
Steven S Reinemund

/s/        *                  Director
---------------------------
Burton E. Sorensen

* By: /s/ Susan N. Roth       For all of the Directors
      ---------------------
      Susan N. Roth
      Attorney-in-Fact